Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

July 31, 2020

EMT-QTLY-0920
1.9891461.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	1,468	$84,601
Bandwidth, Inc. (a)	2,344	339,364
Cincinnati Bell, Inc. (a)	6,906	103,659
Cogent Communications Group, Inc.	5,777	520,565
Consolidated Communications Holdings, Inc. (a)	10,026	73,190
GCI Liberty, Inc. (a)	13,074	1,024,871
Iridium Communications, Inc. (a)	13,368	366,150
Liberty Latin America Ltd.:
Class A (a)	5,168	53,127
Class C (a)	16,934	173,235
ORBCOMM, Inc. (a)	10,314	43,422
PDVWireless, Inc. (a)	1,612	70,251
Vonage Holdings Corp. (a)	31,699	378,803
		3,231,238
Entertainment - 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	6,713	27,121
Cinemark Holdings, Inc. (b)	14,805	175,143
Glu Mobile, Inc. (a)	17,800	168,032
Lions Gate Entertainment Corp.:
Class A (a)(b)	9,539	73,069
Class B (a)	13,551	96,348
Madison Square Garden Entertainment Corp. (a)	2,345	166,167
Marcus Corp.	2,998	41,402
Rosetta Stone, Inc. (a)	3,661	98,005
Sciplay Corp. (A Shares) (a)	3,150	46,053
The Madison Square Garden Co. (a)	2,385	366,551
World Wrestling Entertainment, Inc. Class A	6,411	298,817
Zynga, Inc. (a)	132,226	1,299,782
		2,856,490
Interactive Media & Services - 1.2%
ANGI Homeservices, Inc. Class A (a)(b)	8,643	136,473
CarGurus, Inc. Class A (a)	9,846	284,451
Cars.com, Inc. (a)	9,861	80,071
Eventbrite, Inc. (a)	5,893	50,208
EverQuote, Inc. Class A (a)	1,442	78,517
Liberty TripAdvisor Holdings, Inc. (a)	9,163	22,724
Match Group, Inc. (a)(b)	29,527	3,032,390
MeetMe, Inc. (a)	9,009	56,126
Pinterest, Inc. Class A (a)	15,517	532,078
QuinStreet, Inc. (a)	6,639	77,510
TripAdvisor, Inc.	14,242	288,116
TrueCar, Inc. (a)	12,476	46,910
Yelp, Inc. (a)	8,925	222,947
Zillow Group, Inc.:
Class A (a)	4,897	333,437
Class C (a)(b)	19,076	1,304,608
		6,546,566
Media - 1.6%
Altice U.S.A., Inc. Class A (a)	37,567	1,013,933
AMC Networks, Inc. Class A (a)(b)	5,485	126,704
Cable One, Inc.	725	1,321,356
Cardlytics, Inc. (a)	2,886	191,688
Central European Media Enterprises Ltd. Class A (a)	12,421	49,436
Clear Channel Outdoor Holdings, Inc. (a)	46,572	42,683
comScore, Inc. (a)	6,176	18,528
Cumulus Media, Inc. (a)	1,847	7,259
E.W. Scripps Co. Class A	7,354	83,689
Entercom Communications Corp. Class A	15,346	21,484
Gannett Co., Inc. (b)	18,159	26,875
Gray Television, Inc. (a)	11,560	165,770
Interpublic Group of Companies, Inc.	53,422	964,267
John Wiley & Sons, Inc. Class A	5,938	200,883
Loral Space & Communications Ltd.	1,760	31,979
Meredith Corp. (b)	5,490	78,836
MSG Network, Inc. Class A (a)(b)	6,071	57,857
National CineMedia, Inc.	8,095	19,995
News Corp.:
Class A	52,694	670,268
Class B	17,168	219,064
Nexstar Broadcasting Group, Inc. Class A	6,220	545,183
Scholastic Corp.	4,110	98,352
Sinclair Broadcast Group, Inc. Class A (b)	7,558	155,695
Sirius XM Holdings, Inc.	185,952	1,093,398
TechTarget, Inc. (a)	3,197	116,019
Tegna, Inc.	29,785	350,867
The New York Times Co. Class A	19,886	917,540
WideOpenWest, Inc. (a)	3,351	18,296
		8,607,904
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	5,987	86,512
Gogo, Inc. (a)(b)	6,829	19,872
NII Holdings, Inc. (a)(c)	10,174	22,078
Shenandoah Telecommunications Co.	6,459	324,694
Telephone & Data Systems, Inc.	13,232	256,965
U.S. Cellular Corp. (a)	2,020	59,933
		770,054

TOTAL COMMUNICATION SERVICES		22,012,252

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.3%
Adient PLC (a)	12,034	200,246
American Axle & Manufacturing Holdings, Inc. (a)	15,259	107,729
Autoliv, Inc.	10,803	702,519
BorgWarner, Inc.	28,755	1,052,433
Cooper Tire & Rubber Co.	7,010	217,731
Cooper-Standard Holding, Inc. (a)	2,400	25,704
Dana, Inc.	19,942	227,937
Delphi Technologies PLC (a)	11,726	175,773
Dorman Products, Inc. (a)	3,962	323,894
Fox Factory Holding Corp. (a)	5,613	499,557
Garrett Motion, Inc. (a)	10,393	61,111
Gentex Corp.	33,634	907,782
Gentherm, Inc. (a)	4,402	170,666
LCI Industries	3,483	438,161
Lear Corp.	7,540	832,265
Modine Manufacturing Co. (a)	6,465	35,170
Motorcar Parts of America, Inc. (a)(b)	2,370	39,449
Standard Motor Products, Inc.	2,751	125,115
Stoneridge, Inc. (a)	3,592	74,426
Tenneco, Inc. (a)(b)	8,442	62,555
The Goodyear Tire & Rubber Co.	32,187	290,005
Veoneer, Inc. (a)(b)	13,804	138,730
Visteon Corp. (a)	3,785	274,829
Workhorse Group, Inc. (a)(b)	7,472	115,965
		7,099,752
Automobiles - 0.3%
Harley-Davidson, Inc.	20,994	546,474
Thor Industries, Inc.	7,629	869,630
Winnebago Industries, Inc.	4,640	280,302
		1,696,406
Distributors - 0.3%
Core-Mark Holding Co., Inc.	6,176	163,788
Funko, Inc. (a)(b)	2,307	12,781
Pool Corp.	5,468	1,731,716
		1,908,285
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	7,076	242,990
American Public Education, Inc. (a)	2,084	60,665
Bright Horizons Family Solutions, Inc. (a)	7,982	855,990
Career Education Corp. (a)	9,454	136,138
Carriage Services, Inc.	2,114	46,741
Chegg, Inc. (a)	16,183	1,310,338
Collectors Universe, Inc.	965	36,728
Frontdoor, Inc. (a)	11,700	491,342
Graham Holdings Co.	583	232,250
Grand Canyon Education, Inc. (a)	6,521	578,674
H&R Block, Inc.	26,437	383,337
Houghton Mifflin Harcourt Co. (a)	13,224	39,143
K12, Inc. (a)	5,395	247,037
Laureate Education, Inc. Class A (a)	15,425	195,589
OneSpaWorld Holdings Ltd. (b)	4,325	24,047
Regis Corp. (a)(b)	3,156	24,238
Select Interior Concepts, Inc. (a)	2,479	11,602
Service Corp. International	24,470	1,061,019
ServiceMaster Global Holdings, Inc. (a)	18,074	739,046
Strategic Education, Inc.	3,049	384,814
Weight Watchers International, Inc. (a)	6,547	168,782
		7,270,510
Hotels, Restaurants & Leisure - 2.1%
Biglari Holdings, Inc. (a)	122	7,921
BJ's Restaurants, Inc.	3,055	61,283
Bloomin' Brands, Inc. (b)	11,778	135,683
Boyd Gaming Corp.	11,086	262,406
Brinker International, Inc.	6,082	163,545
Caesars Entertainment, Inc. (a)	20,957	650,715
Carrols Restaurant Group, Inc. (a)(b)	5,815	35,704
Choice Hotels International, Inc.	4,324	363,389
Churchill Downs, Inc.	4,817	667,251
Chuy's Holdings, Inc. (a)	2,221	35,336
Cracker Barrel Old Country Store, Inc.	3,275	361,789
Dave & Buster's Entertainment, Inc. (b)	6,414	79,149
Del Taco Restaurants, Inc. (a)	4,649	35,565
Denny's Corp. (a)	7,639	67,873
Dine Brands Global, Inc.	2,249	102,172
Drive Shack, Inc. (a)	8,766	15,691
Dunkin' Brands Group, Inc.	11,248	773,075
El Pollo Loco Holdings, Inc. (a)	2,658	52,522
Everi Holdings, Inc. (a)	11,301	64,190
Extended Stay America, Inc. unit	24,524	279,819
Fiesta Restaurant Group, Inc. (a)	2,785	18,047
Golden Entertainment, Inc. (a)	2,408	20,588
Hilton Grand Vacations, Inc. (a)	11,556	234,587
Hyatt Hotels Corp. Class A	5,022	241,056
Jack in the Box, Inc.	3,113	255,608
Lindblad Expeditions Holdings (a)	3,304	23,954
Marriott Vacations Worldwide Corp.	5,002	423,469
Monarch Casino & Resort, Inc. (a)	1,557	56,348
Noodles & Co. (a)	3,946	27,425
Papa John's International, Inc.	3,046	288,365
Penn National Gaming, Inc. (a)	17,686	598,671
Planet Fitness, Inc. (a)	10,946	571,381
Playa Hotels & Resorts NV (a)(b)	6,970	25,301
PlayAGS, Inc. (a)	3,285	11,103
Red Robin Gourmet Burgers, Inc. (a)(b)	1,613	14,098
Red Rock Resorts, Inc.	9,568	104,865
Ruth's Hospitality Group, Inc.	4,327	28,969
Scientific Games Corp. Class A (a)	7,590	133,356
SeaWorld Entertainment, Inc. (a)	5,557	80,410
Shake Shack, Inc. Class A (a)(b)	4,861	236,002
Six Flags Entertainment Corp.	10,943	190,299
Texas Roadhouse, Inc. Class A	8,973	504,193
The Cheesecake Factory, Inc. (b)	5,837	140,088
Twin River Worldwide Holdings, Inc.	2,897	62,459
Vail Resorts, Inc.	5,515	1,059,045
Wendy's Co.	24,387	565,291
Wingstop, Inc.	4,053	633,281
Wyndham Destinations, Inc.	11,685	310,821
Wyndham Hotels & Resorts, Inc.	12,786	564,630
		11,638,788
Household Durables - 1.9%
Beazer Homes U.S.A., Inc. (a)	3,821	42,757
Cavco Industries, Inc. (a)	1,201	240,596
Century Communities, Inc. (a)	3,885	138,384
Ethan Allen Interiors, Inc.	3,261	38,610
GoPro, Inc. Class A (a)	17,543	92,802
Helen of Troy Ltd. (a)	3,513	661,322
Hooker Furniture Corp.	1,508	32,271
Installed Building Products, Inc. (a)	2,983	235,985
iRobot Corp. (a)(b)	3,836	278,839
KB Home	12,047	405,261
La-Z-Boy, Inc.	6,201	176,480
Leggett & Platt, Inc.	18,231	730,881
LGI Homes, Inc. (a)	3,016	344,156
Lovesac (a)(b)	1,281	40,710
M.D.C. Holdings, Inc.	6,991	313,407
M/I Homes, Inc. (a)	3,924	163,356
Meritage Homes Corp. (a)	4,843	480,329
Mohawk Industries, Inc. (a)	8,170	652,375
Newell Brands, Inc.	52,221	856,424
Skyline Champion Corp. (a)	7,291	205,825
Sonos, Inc. (a)	9,053	144,848
Taylor Morrison Home Corp. (a)	17,724	415,628
Tempur Sealy International, Inc. (a)	5,983	484,324
Toll Brothers, Inc.	15,824	604,477
TopBuild Corp. (a)	4,572	603,138
TRI Pointe Homes, Inc. (a)	18,333	306,528
Tupperware Brands Corp. (b)	6,861	105,865
Turtle Beach Corp. (a)(b)	1,721	31,563
Universal Electronics, Inc. (a)	1,889	87,026
Whirlpool Corp.	8,546	1,394,024
Zagg, Inc. (a)(b)	3,492	9,952
		10,318,143
Internet & Direct Marketing Retail - 1.4%
1-800-FLOWERS.com, Inc. Class A (a)	3,093	87,377
Chewy, Inc. (a)(b)	7,355	386,064
Duluth Holdings, Inc. (a)(b)	1,332	9,843
Etsy, Inc. (a)	16,348	1,935,276
Groupon, Inc. (a)(b)	3,064	47,032
GrubHub, Inc. (a)	12,596	909,935
Lands' End, Inc. (a)(b)	2,047	17,645
Liberty Interactive Corp. QVC Group Series A (a)	53,009	578,328
Overstock.com, Inc. (a)	4,542	343,330
PetMed Express, Inc.	2,691	83,959
Quotient Technology, Inc. (a)	11,333	90,777
Revolve Group, Inc. (a)(b)	1,777	29,089
Shutterstock, Inc.	2,754	149,652
Stamps.com, Inc. (a)	2,241	583,287
Stitch Fix, Inc. (a)(b)	3,323	73,604
The RealReal, Inc. (a)	2,026	27,635
The Rubicon Project, Inc. (a)	12,838	77,092
Wayfair LLC Class A (a)	9,302	2,475,169
		7,905,094
Leisure Products - 0.7%
Acushnet Holdings Corp.	4,681	178,112
Brunswick Corp.	10,829	725,326
Callaway Golf Co.	13,237	252,165
Clarus Corp.	2,664	31,915
Johnson Outdoors, Inc. Class A	828	72,500
Malibu Boats, Inc. Class A (a)	2,792	164,114
Mattel, Inc. (a)(b)	47,594	528,769
MCBC Holdings, Inc. (a)	2,479	51,315
Polaris, Inc.	7,891	817,744
Smith & Wesson Brands, Inc. (a)	7,444	177,837
Sturm, Ruger & Co., Inc.	2,333	189,836
Vista Outdoor, Inc. (a)	8,004	137,269
YETI Holdings, Inc. (a)(b)	9,213	450,424
		3,777,326
Multiline Retail - 0.4%
Big Lots, Inc. (b)	5,446	214,246
Dillard's, Inc. Class A	1,282	30,191
Kohl's Corp.	21,640	412,026
Macy's, Inc. (b)	42,924	260,119
Nordstrom, Inc. (b)	14,920	204,255
Ollie's Bargain Outlet Holdings, Inc. (a)	7,764	815,996
		1,936,833
Specialty Retail - 2.5%
Aaron's, Inc. Class A	9,269	483,656
Abercrombie & Fitch Co. Class A	8,610	82,914
Advance Auto Parts, Inc.	9,560	1,435,338
America's Car Mart, Inc. (a)	852	81,076
American Eagle Outfitters, Inc. (b)	21,097	210,970
Asbury Automotive Group, Inc. (a)	2,692	269,604
At Home Group, Inc. (a)(b)	6,217	77,215
AutoNation, Inc. (a)	7,965	408,923
Barnes & Noble Education, Inc. (a)	4,740	10,049
Bed Bath & Beyond, Inc. (b)	17,158	185,650
Boot Barn Holdings, Inc. (a)(b)	3,945	76,375
Caleres, Inc.	5,282	33,329
Camping World Holdings, Inc.	4,460	163,325
Carvana Co. Class A (a)(b)	7,587	1,175,606
Chico's FAS, Inc.	15,846	20,124
Citi Trends, Inc.	1,379	23,746
Conn's, Inc. (a)	2,525	25,149
Dick's Sporting Goods, Inc.	8,958	408,664
DSW, Inc. Class A	7,229	42,723
Express, Inc. (a)(b)	8,597	8,683
Five Below, Inc. (a)	7,653	833,488
Floor & Decor Holdings, Inc. Class A (a)	9,699	639,164
Foot Locker, Inc.	14,352	421,805
GameStop Corp. Class A (a)(b)	8,674	34,783
Gap, Inc.	29,239	390,925
Genesco, Inc. (a)	1,859	28,907
Group 1 Automotive, Inc.	2,315	194,506
Guess?, Inc. (b)	6,005	62,092
Haverty Furniture Companies, Inc.	2,311	32,862
Hibbett Sports, Inc. (a)	2,413	55,957
L Brands, Inc.	31,960	780,144
Lithia Motors, Inc. Class A (sub. vtg.)	3,056	700,282
Lumber Liquidators Holdings, Inc. (a)	3,979	88,811
MarineMax, Inc. (a)	2,876	79,780
Michaels Companies, Inc. (a)(b)	10,537	75,656
Monro, Inc.	4,570	257,291
Murphy U.S.A., Inc. (a)	3,749	496,405
National Vision Holdings, Inc. (a)	11,080	354,449
Party City Holdco, Inc. (a)(b)	7,634	12,520
Penske Automotive Group, Inc. (b)	4,485	201,018
Rent-A-Center, Inc.	6,666	192,781
RH (a)	2,270	652,466
Sally Beauty Holdings, Inc. (a)	15,273	177,320
Shoe Carnival, Inc.	1,173	28,797
Signet Jewelers Ltd.	7,060	75,824
Sleep Number Corp. (a)	3,752	174,468
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	3,342	127,397
Sportsman's Warehouse Holdings, Inc. (a)	5,705	91,793
Tailored Brands, Inc. (b)	6,237	1,890
The Buckle, Inc. (b)	4,034	64,665
The Cato Corp. Class A (sub. vtg.)	2,794	20,089
The Children's Place Retail Stores, Inc. (b)	1,936	47,258
The ODP Corp.	7,105	156,807
Tilly's, Inc.	2,566	15,422
Urban Outfitters, Inc. (a)	9,552	157,990
Williams-Sonoma, Inc.	10,765	937,847
Winmark Corp.	285	45,309
Zumiez, Inc. (a)	2,779	64,195
		13,996,282
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	20,386	305,382
Carter's, Inc.	5,956	468,856
Columbia Sportswear Co.	3,855	292,363
Crocs, Inc. (a)	9,306	334,458
Deckers Outdoor Corp. (a)	3,837	802,892
Fossil Group, Inc. (a)(b)	6,602	21,853
G-III Apparel Group Ltd. (a)	5,726	56,630
Hanesbrands, Inc.	47,667	673,535
Kontoor Brands, Inc.	6,304	120,785
Levi Strauss & Co. Class A (b)	5,590	67,974
Movado Group, Inc.	2,061	19,868
Oxford Industries, Inc.	2,318	99,535
PVH Corp.	9,736	473,754
Ralph Lauren Corp.	6,559	467,657
Rocky Brands, Inc.	937	21,317
Samsonite International SA (d)	201,600	188,586
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,685	547,097
Steven Madden Ltd.	10,463	221,606
Tapestry, Inc.	37,831	505,422
Under Armour, Inc.:
Class A (sub. vtg.) (a)	28,073	295,328
Class C (non-vtg.) (a)	24,563	233,103
Unifi, Inc. (a)	2,034	24,327
Vera Bradley, Inc. (a)	3,066	13,444
Wolverine World Wide, Inc.	11,176	268,671
		6,524,443

TOTAL CONSUMER DISCRETIONARY		74,071,862

CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	1,326	1,074,643
Coca-Cola Bottling Co. Consolidated	639	146,689
Craft Brew Alliance, Inc. (a)	1,498	22,185
Keurig Dr. Pepper, Inc.	46,235	1,414,329
MGP Ingredients, Inc.	1,837	66,628
National Beverage Corp. (a)(b)	1,611	103,346
New Age Beverages Corp. (a)(b)	15,154	34,400
		2,862,220
Food & Staples Retailing - 0.8%
Andersons, Inc.	4,521	64,289
BJ's Wholesale Club Holdings, Inc. (a)	16,985	680,249
Casey's General Stores, Inc.	5,059	805,342
Chefs' Warehouse Holdings (a)	4,191	48,322
Grocery Outlet Holding Corp. (a)	8,823	388,124
Ingles Markets, Inc. Class A	1,943	78,206
Performance Food Group Co. (a)	18,148	508,507
PriceSmart, Inc.	3,072	200,817
Rite Aid Corp. (a)(b)	7,633	115,716
SpartanNash Co.	4,859	102,160
Sprouts Farmers Market LLC (a)	16,209	427,593
U.S. Foods Holding Corp. (a)	30,275	614,583
United Natural Foods, Inc. (a)(b)	7,261	144,131
Weis Markets, Inc.	2,214	110,301
		4,288,340
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	8,889	256,981
Beyond Meat, Inc. (a)(b)	1,449	182,429
Bunge Ltd.	19,444	844,647
Cal-Maine Foods, Inc. (a)	4,234	186,063
Calavo Growers, Inc. (b)	2,233	129,000
Campbell Soup Co.	23,242	1,152,106
Darling Ingredients, Inc. (a)	22,441	626,777
Farmer Brothers Co. (a)	1,926	9,591
Flowers Foods, Inc.	26,327	598,939
Fresh Del Monte Produce, Inc.	4,022	90,817
Freshpet, Inc. (a)	4,745	455,757
Hostess Brands, Inc. Class A (a)	17,243	218,641
Ingredion, Inc.	9,183	794,330
J&J Snack Foods Corp.	2,048	252,170
John B. Sanfilippo & Son, Inc.	1,266	111,623
Lancaster Colony Corp.	2,710	429,779
Landec Corp. (a)	3,856	36,401
Pilgrim's Pride Corp. (a)	7,058	108,340
Post Holdings, Inc. (a)	8,795	780,468
Sanderson Farms, Inc.	2,721	303,378
Seaboard Corp.	34	91,911
The Hain Celestial Group, Inc. (a)	10,755	365,455
The Simply Good Foods Co. (a)	11,406	274,200
Tootsie Roll Industries, Inc. (b)	2,394	75,890
TreeHouse Foods, Inc. (a)	7,710	337,852
		8,713,545
Household Products - 0.2%
Central Garden & Pet Co. (a)	1,519	57,509
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,169	179,106
Energizer Holdings, Inc.	8,751	438,688
Spectrum Brands Holdings, Inc.	5,654	306,221
WD-40 Co.	1,878	369,121
		1,350,645
Personal Products - 0.3%
Coty, Inc. Class A	41,358	153,438
Edgewell Personal Care Co. (a)	7,443	222,471
elf Beauty, Inc. (a)(b)	4,189	74,816
Herbalife Nutrition Ltd. (a)	12,827	657,255
Inter Parfums, Inc.	2,390	97,727
LifeVantage Corp. (a)	1,499	19,247
MediFast, Inc.	1,608	268,745
Nu Skin Enterprises, Inc. Class A	7,137	320,094
USANA Health Sciences, Inc. (a)	1,645	133,541
		1,947,334
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	14,824	11,745
Turning Point Brands, Inc.	1,694	55,699
Universal Corp.	3,343	140,941
Vector Group Ltd.	16,189	142,787
		351,172

TOTAL CONSUMER STAPLES		19,513,256

ENERGY - 2.4%
Energy Equipment & Services - 0.6%
Archrock, Inc.	17,415	115,984
Cactus, Inc.	6,588	149,021
Championx Corp. (a)	25,531	242,800
Core Laboratories NV	6,118	130,497
DMC Global, Inc. (b)	2,076	60,993
Dril-Quip, Inc. (a)	4,803	159,892
Exterran Corp. (a)	3,904	19,403
Forum Energy Technologies, Inc. (a)	10,349	5,181
Frank's International NV (a)	13,277	30,272
Helix Energy Solutions Group, Inc. (a)	19,391	81,248
Helmerich & Payne, Inc.	14,883	265,364
Liberty Oilfield Services, Inc. Class A	6,727	38,008
Matrix Service Co. (a)	3,646	31,921
Nabors Industries Ltd. (b)	877	37,194
National Oilwell Varco, Inc.	53,337	613,909
Newpark Resources, Inc. (a)	11,191	21,151
Nextier Oilfield Solutions, Inc. (a)	24,138	60,828
Noble Corp. (a)(b)	34,787	7,131
Oceaneering International, Inc. (a)	13,785	77,472
Oil States International, Inc. (a)	8,554	38,322
Patterson-UTI Energy, Inc.	25,953	100,568
ProPetro Holding Corp. (a)	12,171	65,358
RPC, Inc. (a)(b)	6,967	20,692
SEACOR Holdings, Inc. (a)	2,418	70,315
Select Energy Services, Inc. Class A (a)	8,091	35,924
Solaris Oilfield Infrastructure, Inc. Class A	4,159	30,194
TechnipFMC PLC	57,605	462,568
Tidewater, Inc. (a)	5,104	31,747
Transocean Ltd. (United States) (a)(b)	78,891	160,938
U.S. Silica Holdings, Inc.	9,614	33,937
Valaris PLC Class A (a)(b)	25,699	10,077
		3,208,909
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)(b)	25,447	75,323
Arch Resources, Inc.	2,137	66,290
Ardmore Shipping Corp.	4,310	17,714
Berry Petroleum Corp.	5,304	24,955
Bonanza Creek Energy, Inc. (a)	2,791	50,768
Brigham Minerals, Inc. Class A	3,914	43,367
Cabot Oil & Gas Corp.	54,801	1,024,779
Callon Petroleum Co. (a)	56,659	64,591
Centennial Resource Development, Inc. Class A (a)	26,166	20,600
Cimarex Energy Co.	14,049	343,639
Clean Energy Fuels Corp. (a)	17,816	42,402
CNX Resources Corp. (a)	25,953	250,446
CONSOL Energy, Inc. (a)	3,224	18,957
Continental Resources, Inc. (b)	11,377	196,708
CVR Energy, Inc.	3,828	73,498
Delek U.S. Holdings, Inc.	10,063	175,901
Devon Energy Corp.	52,548	551,229
Diamond S Shipping, Inc. (a)(b)	2,856	25,076
EQT Corp.	34,920	507,038
Equitrans Midstream Corp.	55,665	537,167
Falcon Minerals Corp.	4,766	11,963
Green Plains, Inc. (a)	4,643	60,034
Gulfport Energy Corp. (a)(b)	19,513	19,708
Highpoint Resources, Inc. (a)	13,829	4,998
HollyFrontier Corp.	20,454	562,485
International Seaways, Inc.	3,459	59,737
Kosmos Energy Ltd.	49,345	79,445
Laredo Petroleum, Inc. (a)	1,162	17,616
Magnolia Oil & Gas Corp. Class A (a)	13,698	81,914
Marathon Oil Corp.	108,295	594,540
Matador Resources Co. (a)(b)	15,407	133,733
Murphy Oil Corp.	20,729	273,830
National Energy Services Reunited Corp. (a)	3,718	24,873
Noble Energy, Inc.	65,702	656,363
Northern Oil & Gas, Inc. (a)	28,815	23,095
Oasis Petroleum, Inc. (a)(b)	37,551	24,033
Ovintiv, Inc.	35,496	343,956
Par Pacific Holdings, Inc. (a)	5,391	39,947
Parsley Energy, Inc. Class A	42,595	467,693
PBF Energy, Inc. Class A	13,756	119,402
PDC Energy, Inc. (a)	12,935	184,453
Peabody Energy Corp.	9,383	29,275
Penn Virginia Corp. (a)(b)	1,955	19,374
QEP Resources, Inc.	32,953	48,441
Range Resources Corp. (b)	29,263	189,039
Renewable Energy Group, Inc. (a)	5,303	146,257
Rex American Resources Corp. (a)	763	51,998
Ring Energy, Inc. (a)(b)	7,446	8,191
SM Energy Co.	14,775	43,586
Southwestern Energy Co. (a)	74,390	180,768
Talos Energy, Inc. (a)	2,656	18,087
Targa Resources Corp.	32,115	587,062
Teekay Corp. (a)(b)	8,830	21,015
Teekay Tankers Ltd. (a)(b)	3,214	48,114
Tellurian, Inc. (a)(b)	12,038	10,735
W&T Offshore, Inc. (a)(b)	11,922	26,944
World Fuel Services Corp.	8,619	202,805
WPX Energy, Inc. (a)	56,707	338,541
		9,864,498

TOTAL ENERGY		13,073,407

FINANCIALS - 13.0%
Banks - 5.2%
1st Source Corp.	1,904	63,060
Allegiance Bancshares, Inc.	2,491	60,755
Amalgamated Bank	1,974	22,800
Ameris Bancorp	8,912	205,644
Associated Banc-Corp.	23,012	295,474
Atlantic Capital Bancshares, Inc. (a)	2,921	29,210
Banc of California, Inc.	5,887	63,109
BancFirst Corp.	2,467	107,463
Bancorp, Inc., Delaware (a)	7,769	73,262
BancorpSouth Bank	13,533	283,246
Bank of Hawaii Corp.	5,529	313,107
Bank OZK	16,652	400,481
BankUnited, Inc.	12,530	252,354
Banner Corp.	4,785	169,533
Berkshire Hills Bancorp, Inc.	5,983	59,591
BOK Financial Corp.	4,350	242,295
Boston Private Financial Holdings, Inc.	11,348	66,783
Bridge Bancorp, Inc.	2,395	43,326
Brookline Bancorp, Inc., Delaware	10,506	100,805
Bryn Mawr Bank Corp.	2,594	67,548
Byline Bancorp, Inc.	3,052	39,554
Cadence Bancorp Class A	17,245	134,683
Camden National Corp.	1,973	62,524
Carter Bank & Trust	2,965	20,903
Cathay General Bancorp	11,477	277,514
Central Pacific Financial Corp.	3,696	57,510
CIT Group, Inc.	14,207	269,507
City Holding Co.	2,214	138,286
Columbia Banking Systems, Inc.	9,692	280,390
Comerica, Inc.	19,127	736,772
Commerce Bancshares, Inc.	13,758	787,783
Community Bank System, Inc.	7,175	403,450
Community Trust Bancorp, Inc.	2,153	65,903
ConnectOne Bancorp, Inc.	4,557	62,841
Cullen/Frost Bankers, Inc.	7,811	562,861
Customers Bancorp, Inc. (a)	3,863	45,777
CVB Financial Corp.	17,782	321,321
Eagle Bancorp, Inc.	4,346	130,728
East West Bancorp, Inc.	19,447	674,033
Enterprise Financial Services Corp.	3,584	104,151
Equity Bancshares, Inc. (a)	1,888	26,696
FB Financial Corp.	2,423	61,568
First Bancorp, North Carolina	3,949	81,586
First Bancorp, Puerto Rico	29,362	159,729
First Bancshares, Inc.	2,785	55,449
First Busey Corp.	6,741	115,271
First Citizens Bancshares, Inc.	1,096	466,754
First Commonwealth Financial Corp.	12,851	101,137
First Financial Bancorp, Ohio	13,279	184,777
First Financial Bankshares, Inc.	19,566	585,415
First Financial Corp., Indiana	1,804	60,308
First Foundation, Inc.	5,194	79,832
First Hawaiian, Inc.	17,672	307,139
First Horizon National Corp.	76,531	709,442
First Interstate Bancsystem, Inc.	4,782	139,204
First Merchants Corp.	7,297	178,266
First Midwest Bancorp, Inc., Delaware	15,454	187,534
Flushing Financial Corp.	3,587	39,744
FNB Corp., Pennsylvania	44,536	330,012
Franklin Financial Network, Inc.	1,763	46,543
Fulton Financial Corp.	21,928	212,702
German American Bancorp, Inc.	3,445	97,976
Glacier Bancorp, Inc.	12,275	433,430
Great Southern Bancorp, Inc.	1,418	51,147
Great Western Bancorp, Inc.	7,516	97,708
Hancock Whitney Corp.	11,666	222,354
Hanmi Financial Corp.	4,136	38,175
HarborOne Bancorp, Inc.	7,915	68,544
Heartland Financial U.S.A., Inc.	4,481	139,986
Heritage Commerce Corp.	7,686	52,111
Heritage Financial Corp., Washington	4,812	91,019
Hilltop Holdings, Inc.	9,443	183,855
Home Bancshares, Inc.	21,157	345,494
Hope Bancorp, Inc.	16,869	142,206
Horizon Bancorp, Inc. Indiana	5,089	51,450
Independent Bank Corp.	2,988	41,727
Independent Bank Corp., Massachusetts	4,527	292,082
Independent Bank Group, Inc.	4,977	218,640
International Bancshares Corp.	7,583	230,675
Investors Bancorp, Inc.	28,409	230,681
Lakeland Bancorp, Inc.	6,426	65,417
Lakeland Financial Corp.	3,483	154,158
Live Oak Bancshares, Inc.	4,112	69,945
Mercantil Bank Holding Corp. Class A (a)	3,176	42,400
Mercantile Bank Corp.	2,095	44,603
Midland States Bancorp, Inc.	2,621	36,930
MidWestOne Financial Group, Inc.	1,411	25,511
National Bank Holdings Corp.	4,166	115,731
NBT Bancorp, Inc.	5,896	175,642
Nicolet Bankshares, Inc. (a)	1,173	65,711
OceanFirst Financial Corp.	8,157	124,965
OFG Bancorp	7,085	92,672
Old National Bancorp, Indiana	22,851	319,685
Origin Bancorp, Inc.	2,612	62,009
Pacific Premier Bancorp, Inc.	10,961	230,291
PacWest Bancorp	16,946	309,688
Park National Corp.	1,932	165,688
Peapack-Gladstone Financial Corp.	2,116	34,448
Peoples Bancorp, Inc.	2,405	48,268
Peoples United Financial, Inc.	58,288	628,928
Pinnacle Financial Partners, Inc.	9,856	390,495
Popular, Inc.	12,007	445,580
Preferred Bank, Los Angeles	1,792	66,752
Prosperity Bancshares, Inc.	12,674	704,167
QCR Holdings, Inc.	1,945	58,117
Renasant Corp.	7,639	177,454
S&T Bancorp, Inc.	5,075	109,113
Sandy Spring Bancorp, Inc.	6,424	148,523
Seacoast Banking Corp., Florida (a)	7,682	145,036
ServisFirst Bancshares, Inc.	6,263	229,163
Signature Bank	7,352	753,801
Simmons First National Corp. Class A	15,161	251,521
South State Corp.	9,843	469,117
Southside Bancshares, Inc.	4,174	115,620
Sterling Bancorp	26,828	301,815
Stock Yards Bancorp, Inc.	3,002	117,348
Synovus Financial Corp.	20,373	410,516
TCF Financial Corp.	20,937	575,558
Texas Capital Bancshares, Inc. (a)	7,047	234,101
Tompkins Financial Corp.	1,696	109,443
TowneBank	8,764	154,597
Trico Bancshares	3,488	97,664
TriState Capital Holdings, Inc. (a)	3,556	47,117
Triumph Bancorp, Inc. (a)	3,060	80,172
Trustmark Corp.	8,545	192,433
UMB Financial Corp.	6,341	315,782
Umpqua Holdings Corp.	31,594	342,795
Union Bankshares Corp.	11,282	254,635
United Bankshares, Inc., West Virginia	17,554	462,021
United Community Bank, Inc.	10,700	191,851
Univest Corp. of Pennsylvania	3,993	61,053
Valley National Bancorp	54,547	407,466
Veritex Holdings, Inc.	6,398	106,975
Washington Trust Bancorp, Inc.	2,101	70,047
Webster Financial Corp.	12,428	338,912
WesBanco, Inc.	8,813	174,762
Westamerica Bancorp.	3,660	220,918
Western Alliance Bancorp.	12,789	459,765
Wintrust Financial Corp.	7,837	335,424
Zions Bancorp NA	22,506	730,770
		28,925,794
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	6,461	444,452
Artisan Partners Asset Management, Inc.	7,922	287,014
Assetmark Financial Holdings, Inc. (a)	1,614	44,950
B. Riley Financial, Inc.	1,824	46,530
BGC Partners, Inc. Class A	38,884	107,709
Blucora, Inc. (a)	6,805	80,231
BrightSphere Investment Group, Inc.	8,456	113,649
Cohen & Steers, Inc.	3,011	181,202
Cowen Group, Inc. Class A	3,848	63,377
Diamond Hill Investment Group, Inc.	410	46,752
Donnelley Financial Solutions, Inc. (a)	4,393	37,999
E*TRADE Financial Corp.	30,511	1,549,043
Eaton Vance Corp. (non-vtg.)	15,609	564,109
Evercore, Inc. Class A	5,643	312,058
Federated Hermes, Inc. Class B (non-vtg.)	13,084	344,894
Focus Financial Partners, Inc. Class A (a)	4,277	158,035
Franklin Resources, Inc.	38,043	800,805
Greenhill & Co., Inc.	2,055	24,619
Hamilton Lane, Inc. Class A	3,957	285,854
Houlihan Lokey	6,770	370,996
Interactive Brokers Group, Inc.	10,499	520,750
INTL FCStone, Inc. (a)	2,216	116,296
Invesco Ltd.	51,509	517,150
Janus Henderson Group PLC	20,968	438,022
Lazard Ltd. Class A	15,448	452,935
Legg Mason, Inc.	11,327	566,237
LPL Financial	10,835	856,182
Moelis & Co. Class A	7,307	217,676
Morningstar, Inc.	2,808	471,856
Och-Ziff Capital Management Group LLC Class A	2,490	30,951
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,202	25,470
Piper Jaffray Companies	1,978	122,458
PJT Partners, Inc.	2,919	156,254
SEI Investments Co.	17,270	903,739
Stifel Financial Corp.	9,474	459,300
Tradeweb Markets, Inc. Class A	10,701	578,603
Victory Capital Holdings, Inc.	2,129	37,790
Virtu Financial, Inc. Class A	10,391	257,697
Virtus Investment Partners, Inc.	1,023	139,046
Waddell & Reed Financial, Inc. Class A	8,934	130,347
WisdomTree Investments, Inc.	16,137	58,093
		12,921,130
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	1,800	842,292
CURO Group Holdings Corp.	1,748	12,219
Encore Capital Group, Inc. (a)(b)	3,849	140,604
Enova International, Inc. (a)	4,087	65,760
EZCORP, Inc. (non-vtg.) Class A (a)	6,853	39,199
First Cash Financial Services, Inc.	5,682	327,510
Green Dot Corp. Class A (a)	6,662	337,697
LendingClub Corp. (a)	9,398	49,058
LendingTree, Inc. (a)(b)	1,055	365,336
Navient Corp.	24,220	192,791
Nelnet, Inc. Class A	2,880	167,040
OneMain Holdings, Inc.	10,224	293,429
PRA Group, Inc. (a)	6,237	246,736
Regional Management Corp. (a)	1,250	18,988
Santander Consumer U.S.A. Holdings, Inc.	13,561	248,980
SLM Corp.	52,910	358,201
World Acceptance Corp. (a)(b)	725	53,868
		3,759,708
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	11,583	436,447
Jefferies Financial Group, Inc.	31,030	502,686
On Deck Capital, Inc. (a)	7,155	10,446
Voya Financial, Inc.	17,289	854,077
		1,803,656
Insurance - 2.9%
AMBAC Financial Group, Inc. (a)	6,244	79,923
American Equity Investment Life Holding Co.	12,499	318,100
American Financial Group, Inc.	10,232	621,799
American National Group, Inc.	1,198	88,233
Amerisafe, Inc.	2,754	174,769
Argo Group International Holdings, Ltd.	4,811	161,217
Assurant, Inc.	8,257	887,380
Assured Guaranty Ltd.	11,914	260,083
Athene Holding Ltd. (a)	16,234	523,547
Axis Capital Holdings Ltd.	11,563	463,908
Benefytt Technologies, Inc. (a)	1,475	45,607
Brighthouse Financial, Inc. (a)	12,901	365,614
CNO Financial Group, Inc.	19,672	297,047
eHealth, Inc. (a)	3,501	242,059
Employers Holdings, Inc.	4,096	133,202
Enstar Group Ltd. (a)	2,087	350,512
Erie Indemnity Co. Class A	2,531	531,814
First American Financial Corp.	15,381	784,585
Genworth Financial, Inc. Class A (a)	67,800	138,312
Goosehead Insurance	1,675	173,078
Greenlight Capital Re, Ltd. (a)(b)	3,799	24,542
Hallmark Financial Services, Inc. (a)	1,676	4,760
Hanover Insurance Group, Inc.	5,217	531,508
HCI Group, Inc.	881	39,310
Heritage Insurance Holdings, Inc.	3,389	40,227
Horace Mann Educators Corp.	5,665	212,891
James River Group Holdings Ltd.	4,223	195,609
Kemper Corp.	8,397	659,332
Kinsale Capital Group, Inc.	2,850	555,465
MBIA, Inc. (a)	8,524	68,277
Mercury General Corp.	3,737	160,355
National General Holdings Corp.	9,242	314,136
National Western Life Group, Inc.	312	60,774
Old Republic International Corp.	39,119	628,642
Palomar Holdings, Inc. (a)	2,417	220,769
Primerica, Inc.	5,581	667,822
ProAssurance Corp.	7,881	115,851
ProSight Global, Inc.	1,061	8,339
Reinsurance Group of America, Inc.	9,294	792,314
RenaissanceRe Holdings Ltd.	6,936	1,251,116
RLI Corp.	5,515	486,037
Safety Insurance Group, Inc.	1,984	150,129
Selective Insurance Group, Inc.	8,213	446,294
State Auto Financial Corp.	2,232	34,618
Stewart Information Services Corp.	3,209	134,618
Third Point Reinsurance Ltd. (a)	10,408	81,078
Trupanion, Inc. (a)(b)	4,135	209,107
United Fire Group, Inc.	2,862	72,609
United Insurance Holdings Corp.	2,561	18,951
Universal Insurance Holdings, Inc.	4,083	71,493
Unum Group	28,037	483,078
White Mountains Insurance Group Ltd.	413	363,494
		15,744,334
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc. (b)	4,364	12,176
Anworth Mortgage Asset Corp.	14,069	25,465
Apollo Commercial Real Estate Finance, Inc.	19,656	182,801
Ares Commercial Real Estate Corp.	4,572	41,742
Arlington Asset Investment Corp.	4,977	13,537
Armour Residential REIT, Inc.	8,833	82,500
Blackstone Mortgage Trust, Inc.	19,900	478,993
Capstead Mortgage Corp.	13,147	80,854
Cherry Hill Mortgage Investment Corp.	2,177	20,094
Chimera Investment Corp.	26,586	239,008
Colony NorthStar Credit Real Estate, Inc.	11,529	72,633
Dynex Capital, Inc.	3,103	47,941
Exantas Capital Corp. (b)	4,281	9,547
Granite Point Mortgage Trust, Inc. (b)	7,296	49,540
Great Ajax Corp.	2,754	23,739
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,093	353,558
Invesco Mortgage Capital, Inc. (b)	25,183	77,312
KKR Real Estate Finance Trust, Inc.	3,384	56,344
Ladder Capital Corp. Class A	13,931	108,244
MFA Financial, Inc.	61,371	161,406
New Residential Investment Corp.	57,174	453,390
New York Mortgage Trust, Inc.	51,083	133,837
Orchid Island Capital, Inc.	9,803	50,387
PennyMac Mortgage Investment Trust	13,613	256,605
Redwood Trust, Inc.	15,814	112,754
Starwood Property Trust, Inc.	38,747	579,268
TPG RE Finance Trust, Inc.	8,112	70,412
Two Harbors Investment Corp.	38,099	206,878
Western Asset Mortgage Capital Corp.	7,094	14,968
ZAIS Financial Corp.	4,906	39,346
		4,055,279
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	7,026	157,453
Capitol Federal Financial, Inc.	19,242	185,685
Columbia Financial, Inc. (a)	6,593	79,314
Dime Community Bancshares, Inc.	3,929	46,146
Essent Group Ltd.	15,134	542,251
Farmer Mac Class C (non-vtg.)	1,242	73,911
First Defiance Financial Corp.	5,145	90,964
Flagstar Bancorp, Inc.	4,733	148,522
HomeStreet, Inc.	3,219	85,110
Kearny Financial Corp.	14,480	116,419
Meridian Bancorp, Inc. Maryland	7,231	82,470
Meta Financial Group, Inc.	4,331	80,816
MGIC Investment Corp.	46,622	385,564
New York Community Bancorp, Inc.	63,998	673,899
NMI Holdings, Inc. (a)	11,504	178,542
Northfield Bancorp, Inc.	5,617	53,979
Northwest Bancshares, Inc.	16,461	162,141
Pennymac Financial Services, Inc.	5,742	277,109
Provident Financial Services, Inc.	9,624	131,368
Radian Group, Inc.	26,728	398,782
TFS Financial Corp.	6,805	98,536
Trustco Bank Corp., New York	12,728	73,695
Walker & Dunlop, Inc.	4,040	203,656
Washington Federal, Inc.	10,375	242,153
Waterstone Financial, Inc.	3,327	50,837
WMI Holdings Corp. (a)	10,271	167,725
WSFS Financial Corp.	6,846	195,316
		4,982,363

TOTAL FINANCIALS		72,192,264

HEALTH CARE - 16.5%
Biotechnology - 6.5%
Abeona Therapeutics, Inc. (a)	8,136	23,188
ACADIA Pharmaceuticals, Inc. (a)	15,559	646,788
Acceleron Pharma, Inc. (a)	7,037	697,859
Acorda Therapeutics, Inc. (a)(b)	4,976	3,129
Adamas Pharmaceuticals, Inc. (a)	2,496	6,190
ADMA Biologics, Inc. (a)(b)	8,860	31,630
Adverum Biotechnologies, Inc. (a)	8,864	148,649
Agenus, Inc. (a)	18,922	57,523
Agios Pharmaceuticals, Inc. (a)(b)	8,338	377,878
Aimmune Therapeutics, Inc. (a)(b)	5,862	77,437
Akebia Therapeutics, Inc. (a)	19,288	215,447
Akero Therapeutics, Inc. (a)	1,532	53,789
Albireo Pharma, Inc. (a)	1,666	47,081
Aldeyra Therapeutics, Inc. (a)	3,043	19,566
Alector, Inc. (a)	5,144	80,606
Alkermes PLC (a)	21,845	393,428
Allakos, Inc. (a)(b)	3,353	251,710
Allogene Therapeutics, Inc. (a)	8,784	322,109
Amicus Therapeutics, Inc. (a)	35,259	509,493
AnaptysBio, Inc. (a)	3,413	61,297
Anavex Life Sciences Corp. (a)(b)	6,146	25,936
Anika Therapeutics, Inc. (a)	1,895	68,978
Apellis Pharmaceuticals, Inc. (a)	7,052	182,576
Arcus Biosciences, Inc. (a)	5,748	113,121
Ardelyx, Inc. (a)	8,892	50,240
Arena Pharmaceuticals, Inc. (a)	7,650	469,634
Arrowhead Pharmaceuticals, Inc. (a)	13,943	600,525
Assembly Biosciences, Inc. (a)	3,990	88,578
Atara Biotherapeutics, Inc. (a)	8,090	100,235
Athenex, Inc. (a)(b)	6,848	72,657
Avid Bioservices, Inc. (a)	5,739	42,583
AVROBIO, Inc. (a)	3,479	58,969
BioCryst Pharmaceuticals, Inc. (a)	17,848	72,641
Biohaven Pharmaceutical Holding Co. Ltd. (a)	6,132	392,693
Biospecifics Technologies Corp. (a)	749	46,932
bluebird bio, Inc. (a)	8,875	538,713
Blueprint Medicines Corp. (a)	7,416	542,703
Bridgebio Pharma, Inc. (a)(b)	2,883	81,128
Calithera Biosciences, Inc. (a)	7,775	36,543
CareDx, Inc. (a)	5,312	177,155
Castle Biosciences, Inc. (b)	558	21,606
Catalyst Biosciences, Inc. (a)(b)	1,898	9,699
Catalyst Pharmaceutical Partners, Inc. (a)	12,657	54,425
Cel-Sci Corp. (a)(b)	4,726	59,122
ChemoCentryx, Inc. (a)	6,609	348,360
Clovis Oncology, Inc. (a)	11,946	69,167
Coherus BioSciences, Inc. (a)(b)	8,743	153,789
Concert Pharmaceuticals, Inc. (a)	2,950	27,347
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	9,214	57,772
Cortexyme, Inc. (a)	695	27,696
Cue Biopharma, Inc. (a)	3,057	57,808
Cytokinetics, Inc. (a)	9,131	197,412
CytomX Therapeutics, Inc. (a)	6,268	43,939
Deciphera Pharmaceuticals, Inc. (a)	2,724	126,312
Denali Therapeutics, Inc. (a)(b)	10,157	237,877
Dicerna Pharmaceuticals, Inc. (a)	7,827	168,281
Dynavax Technologies Corp. (a)	13,764	111,626
Eagle Pharmaceuticals, Inc. (a)	1,424	66,059
Editas Medicine, Inc. (a)(b)	8,351	245,185
Eiger Biopharmaceuticals, Inc. (a)	2,905	29,195
Emergent BioSolutions, Inc. (a)	6,087	677,118
Enanta Pharmaceuticals, Inc. (a)	2,239	102,658
Epizyme, Inc. (a)(b)	10,629	147,105
Esperion Therapeutics, Inc. (a)(b)	3,449	129,786
Exelixis, Inc. (a)	42,044	970,796
Fate Therapeutics, Inc. (a)	9,531	298,034
FibroGen, Inc. (a)	10,983	444,482
Five Prime Therapeutics, Inc. (a)	4,550	26,845
Flexion Therapeutics, Inc. (a)	5,801	78,720
G1 Therapeutics, Inc. (a)	4,039	59,252
Geron Corp. (a)	42,194	67,088
Global Blood Therapeutics, Inc. (a)(b)	8,358	563,998
GlycoMimetics, Inc. (a)	4,013	15,811
Gossamer Bio, Inc. (a)	6,581	78,446
Gritstone Oncology, Inc. (a)	2,440	7,820
Halozyme Therapeutics, Inc. (a)	16,000	435,040
Heron Therapeutics, Inc. (a)	10,896	177,496
Homology Medicines, Inc. (a)	3,621	47,616
ImmunoGen, Inc. (a)	23,565	96,852
Immunomedics, Inc. (a)(b)	28,489	1,203,090
Inovio Pharmaceuticals, Inc. (a)(b)	20,375	396,090
Insmed, Inc. (a)	13,923	363,669
Intellia Therapeutics, Inc. (a)(b)	6,202	110,458
Intercept Pharmaceuticals, Inc. (a)(b)	3,526	160,927
Invitae Corp. (a)(b)	15,809	461,623
Ionis Pharmaceuticals, Inc. (a)	17,600	1,013,056
Iovance Biotherapeutics, Inc. (a)(b)	18,293	531,778
Ironwood Pharmaceuticals, Inc. Class A (a)	22,209	203,657
Jounce Therapeutics, Inc. (a)	2,089	9,568
Kadmon Holdings, Inc. (a)	20,317	74,360
Kalvista Pharmaceuticals, Inc. (a)	1,463	14,381
Karuna Therapeutics, Inc. (a)	1,479	120,982
Karyopharm Therapeutics, Inc. (a)	8,748	140,405
Kiniksa Pharmaceuticals Ltd. (a)(b)	1,968	38,415
Kodiak Sciences, Inc. (a)	3,367	155,993
Krystal Biotech, Inc. (a)	1,442	59,540
Kura Oncology, Inc. (a)	6,577	108,126
La Jolla Pharmaceutical Co. (a)(b)	2,603	10,360
Ligand Pharmaceuticals, Inc. Class B (a)(b)	2,177	255,101
Macrogenics, Inc. (a)	6,670	169,418
Madrigal Pharmaceuticals, Inc. (a)	1,278	131,136
MannKind Corp. (a)(b)	28,128	43,880
Minerva Neurosciences, Inc. (a)	4,574	15,940
Mirati Therapeutics, Inc. (a)	5,136	623,048
Moderna, Inc. (a)(b)	40,610	3,009,201
Molecular Templates, Inc. (a)	2,917	31,999
Momenta Pharmaceuticals, Inc. (a)	16,052	473,373
Myriad Genetics, Inc. (a)	10,051	121,316
Natera, Inc. (a)	9,026	433,429
Neurocrine Biosciences, Inc. (a)	12,898	1,552,403
NextCure, Inc. (a)(b)	1,289	11,498
Novavax, Inc. (a)(b)	7,966	1,139,935
Opko Health, Inc. (a)(b)	57,607	296,676
PDL BioPharma, Inc. (a)	15,583	49,554
Pfenex, Inc. (a)	4,515	32,011
PhaseBio Pharmaceuticals, Inc. (a)(b)	1,986	7,944
Pieris Pharmaceuticals, Inc. (a)(b)	5,976	15,358
Precigen, Inc. (a)(b)	10,122	42,614
Principia Biopharma, Inc. (a)	2,641	220,788
Protagonist Therapeutics, Inc. (a)	3,829	60,230
Prothena Corp. PLC (a)	5,482	67,100
PTC Therapeutics, Inc. (a)	8,609	398,855
Puma Biotechnology, Inc. (a)	4,416	45,529
Radius Health, Inc. (a)	5,802	72,815
Recro Pharma, Inc. (a)	2,027	8,290
REGENXBIO, Inc. (a)	4,357	144,217
Repligen Corp. (a)	6,491	979,557
Retrophin, Inc. (a)	5,932	117,928
Rhythm Pharmaceuticals, Inc. (a)(b)	4,357	83,742
Rigel Pharmaceuticals, Inc. (a)	25,971	59,733
Rocket Pharmaceuticals, Inc. (a)(b)	4,747	111,697
Rubius Therapeutics, Inc. (a)(b)	4,379	21,501
Sage Therapeutics, Inc. (a)	7,112	324,094
Sangamo Therapeutics, Inc. (a)	16,284	176,356
Sarepta Therapeutics, Inc. (a)	10,304	1,581,870
Sesen Bio, Inc. (a)	12,101	12,585
Sorrento Therapeutics, Inc. (a)(b)	22,166	197,721
Spectrum Pharmaceuticals, Inc. (a)	16,303	48,746
Stoke Therapeutics, Inc. (a)	1,070	26,953
Syndax Pharmaceuticals, Inc. (a)	3,460	48,821
Syros Pharmaceuticals, Inc. (a)	4,962	47,089
TCR2 Therapeutics, Inc. (a)	1,731	28,994
TG Therapeutics, Inc. (a)	13,344	261,276
Translate Bio, Inc. (a)	8,076	122,674
Turning Point Therapeutics, Inc. (a)	2,675	158,440
Twist Bioscience Corp. (a)	4,102	229,876
Ultragenyx Pharmaceutical, Inc. (a)	7,694	601,363
United Therapeutics Corp. (a)	6,139	684,314
UNITY Biotechnology, Inc. (a)(b)	3,540	33,382
Vanda Pharmaceuticals, Inc. (a)	7,563	76,235
Veracyte, Inc. (a)	6,207	221,404
Verastem, Inc. (a)	21,126	28,309
Vericel Corp. (a)	6,179	101,892
Viking Therapeutics, Inc. (a)	8,415	59,073
Voyager Therapeutics, Inc. (a)	3,268	36,177
Xbiotech, Inc. (a)	2,341	34,038
Xencor, Inc. (a)	6,825	205,364
XOMA Corp. (a)	1,181	19,723
Y-mAbs Therapeutics, Inc. (a)	2,320	81,502
ZIOPHARM Oncology, Inc. (a)(b)	26,648	79,145
		35,876,687
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	6,172	1,851,230
Accelerate Diagnostics, Inc. (a)(b)	3,686	53,558
Accuray, Inc. (a)	11,307	25,215
Alphatec Holdings, Inc. (a)	5,285	26,266
Angiodynamics, Inc. (a)	5,195	42,911
Antares Pharma, Inc. (a)	20,588	53,735
Atricure, Inc. (a)	6,032	246,166
Atrion Corp.	192	119,059
Avanos Medical, Inc. (a)	6,648	203,894
AxoGen, Inc. (a)	4,874	55,417
Axonics Modulation Technologies, Inc. (a)	2,771	117,380
BioLife Solutions, Inc. (a)(b)	2,020	39,047
Cantel Medical Corp. (b)	5,173	244,424
Cardiovascular Systems, Inc. (a)	5,002	152,461
Cerus Corp. (a)	22,950	163,634
CONMED Corp.	3,941	325,290
Cryolife, Inc. (a)(b)	5,090	98,797
CryoPort, Inc. (a)(b)	5,180	171,665
Cutera, Inc. (a)	2,441	34,735
Genmark Diagnostics, Inc. (a)	8,484	151,524
Glaukos Corp. (a)(b)	5,573	243,540
Globus Medical, Inc. (a)	10,367	499,482
Haemonetics Corp. (a)	6,951	609,325
Heska Corp. (a)(b)	1,150	110,653
Hill-Rom Holdings, Inc.	9,165	891,021
ICU Medical, Inc. (a)	2,649	486,701
Inogen, Inc. (a)	2,462	75,583
Integer Holdings Corp. (a)	4,492	295,439
Integra LifeSciences Holdings Corp. (a)	9,642	460,406
IntriCon Corp. (a)	1,005	10,854
Invacare Corp.	4,719	33,222
IRadimed Corp. (a)	706	15,730
iRhythm Technologies, Inc. (a)	3,699	460,452
Lantheus Holdings, Inc. (a)	9,129	123,059
LeMaitre Vascular, Inc.	2,233	65,494
LivaNova PLC (a)	6,649	309,444
Masimo Corp. (a)	6,857	1,509,363
Meridian Bioscience, Inc. (a)	5,863	143,585
Merit Medical Systems, Inc. (a)	7,579	338,933
Mesa Laboratories, Inc.	577	136,714
Natus Medical, Inc. (a)	4,621	85,858
Neogen Corp. (a)	7,236	555,508
Nevro Corp. (a)	4,709	626,109
NuVasive, Inc. (a)	7,026	401,466
OraSure Technologies, Inc. (a)	9,822	178,269
Orthofix International NV (a)	2,670	81,996
OrthoPediatrics Corp. (a)	1,445	60,965
Penumbra, Inc. (a)	4,537	1,006,806
Quidel Corp. (a)	5,259	1,485,510
Seaspine Holdings Corp. (a)	2,798	26,217
Senseonics Holdings, Inc. (a)(b)	18,795	8,978
Shockwave Medical, Inc. (a)	1,226	60,466
SI-BONE, Inc. (a)	2,574	44,015
Sientra, Inc. (a)	5,742	21,820
Silk Road Medical, Inc. (a)	1,772	82,327
Staar Surgical Co. (a)	4,020	233,924
SurModics, Inc. (a)	1,804	85,311
Tactile Systems Technology, Inc. (a)(b)	2,617	107,245
Tandem Diabetes Care, Inc. (a)	7,886	823,772
TransMedics Group, Inc. (a)	640	11,558
Vapotherm, Inc. (a)	2,516	131,436
Varex Imaging Corp. (a)	5,174	81,128
ViewRay, Inc. (a)	14,327	39,686
Wright Medical Group NV (a)	17,540	526,551
Zynex, Inc. (a)(b)	2,100	40,152
		17,802,481
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	12,186	363,265
Addus HomeCare Corp. (a)	1,870	180,287
Amedisys, Inc. (a)	4,461	1,044,588
American Renal Associates Holdings, Inc. (a)	2,148	13,855
AMN Healthcare Services, Inc. (a)	6,436	353,594
Apollo Medical Holdings, Inc. (a)(b)	3,331	55,794
BioScrip, Inc. (a)(b)	4,548	53,575
BioTelemetry, Inc. (a)	4,623	196,755
Brookdale Senior Living, Inc. (a)	25,430	70,441
Chemed Corp.	2,177	1,071,498
Community Health Systems, Inc. (a)(b)	16,301	81,179
Corvel Corp. (a)	1,235	98,170
Covetrus, Inc. (a)	13,466	298,407
Cross Country Healthcare, Inc. (a)	4,956	32,140
DaVita HealthCare Partners, Inc. (a)	11,693	1,021,851
Encompass Health Corp.	13,672	930,790
Guardant Health, Inc. (a)	7,144	608,526
Hanger, Inc. (a)	4,983	87,003
HealthEquity, Inc. (a)	10,407	536,585
LHC Group, Inc. (a)	4,091	798,195
Magellan Health Services, Inc. (a)	3,012	223,400
MEDNAX, Inc. (a)	11,652	232,807
Molina Healthcare, Inc. (a)	8,147	1,504,751
National Healthcare Corp.	1,567	92,954
National Research Corp. Class A	1,732	99,053
Owens & Minor, Inc.	8,538	137,291
Patterson Companies, Inc.	11,903	316,144
Pennant Group, Inc. (a)	3,518	88,161
PetIQ, Inc. Class A (a)(b)	2,571	93,816
Premier, Inc. (a)	9,090	317,877
Providence Service Corp. (a)	1,609	130,345
R1 RCM, Inc. (a)	14,531	198,639
RadNet, Inc. (a)	5,596	88,920
Select Medical Holdings Corp. (a)	14,929	284,248
Surgery Partners, Inc. (a)	2,583	39,442
Tenet Healthcare Corp. (a)	14,378	380,154
The Ensign Group, Inc.	6,926	318,527
The Joint Corp. (a)	1,466	21,169
Tivity Health, Inc. (a)	5,899	77,395
Triple-S Management Corp. (b)	3,352	65,230
U.S. Physical Therapy, Inc.	1,760	146,186
		12,753,007
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	22,264	200,376
Change Healthcare, Inc. (a)	29,896	348,587
Computer Programs & Systems, Inc.	1,573	38,822
Evolent Health, Inc. (a)(b)	10,490	122,209
Health Catalyst, Inc. (b)	1,168	40,763
HealthStream, Inc. (a)	3,430	75,306
HMS Holdings Corp. (a)	12,167	395,428
Inovalon Holdings, Inc. Class A (a)	10,671	251,089
Inspire Medical Systems, Inc. (a)	2,215	220,082
Nextgen Healthcare, Inc. (a)	6,449	94,284
Omnicell, Inc. (a)	5,907	415,203
OptimizeRx Corp. (a)	1,636	23,149
Phreesia, Inc.	2,344	70,461
Simulations Plus, Inc.	1,665	117,216
Tabula Rasa HealthCare, Inc. (a)(b)	2,784	156,461
Teladoc Health, Inc. (a)	10,241	2,433,569
Vocera Communications, Inc. (a)	4,371	134,496
		5,137,501
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp. (a)	3,180	118,678
Avantor, Inc. (a)	37,120	819,610
Bio-Rad Laboratories, Inc. Class A (a)	2,925	1,535,303
Bio-Techne Corp.	5,265	1,448,717
Bruker Corp.	13,915	620,887
Charles River Laboratories International, Inc. (a)	6,785	1,350,147
Codexis, Inc. (a)(b)	6,698	79,237
Fluidigm Corp. (a)(b)	10,039	70,675
Frontage Holdings Corp. (a)(d)	80,000	42,321
Luminex Corp.	5,973	217,417
Medpace Holdings, Inc. (a)	3,672	438,253
Nanostring Technologies, Inc. (a)	4,814	173,834
NeoGenomics, Inc. (a)	15,027	574,482
Pacific Biosciences of California, Inc. (a)	20,964	78,196
PRA Health Sciences, Inc. (a)	8,755	932,933
Quanterix Corp. (a)	1,809	58,449
Syneos Health, Inc. (a)	8,550	533,435
		9,092,574
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)	8,742	9,529
Aerie Pharmaceuticals, Inc. (a)	5,611	64,863
Akcea Therapeutics, Inc. (a)(b)	2,161	23,425
AMAG Pharmaceuticals, Inc. (a)(b)	5,140	49,113
Amneal Pharmaceuticals, Inc. (a)	15,057	65,197
Amphastar Pharmaceuticals, Inc. (a)	4,773	95,555
ANI Pharmaceuticals, Inc. (a)	1,215	35,976
Arvinas Holding Co. LLC (a)	2,069	65,174
Assertio Holdings, Inc. (a)	9,525	8,578
Axsome Therapeutics, Inc. (a)	3,698	263,778
Biodelivery Sciences International, Inc. (a)	12,082	50,624
Cara Therapeutics, Inc. (a)(b)	5,873	96,552
Catalent, Inc. (a)	22,367	1,953,534
Chiasma, Inc. (a)(b)	4,553	19,897
Collegium Pharmaceutical, Inc. (a)	4,178	65,929
Corcept Therapeutics, Inc. (a)(b)	14,443	215,923
CorMedix, Inc. (a)(b)	3,372	15,005
CymaBay Therapeutics, Inc. (a)	9,004	31,964
Durect Corp. (a)(b)	26,043	51,044
Endo International PLC (a)	27,513	95,745
Evofem Biosciences, Inc. (a)	2,076	6,207
Evolus, Inc. (a)(b)	2,935	9,568
Horizon Pharma PLC (a)	26,272	1,607,584
Innoviva, Inc. (a)(b)	9,489	128,529
Intersect ENT, Inc. (a)	4,340	74,605
Intra-Cellular Therapies, Inc. (a)	7,661	151,879
Jazz Pharmaceuticals PLC (a)	7,619	824,757
Kala Pharmaceuticals, Inc. (a)	5,620	49,175
Lannett Co., Inc. (a)(b)	4,808	28,608
Mallinckrodt PLC (a)(b)	11,543	25,741
MyoKardia, Inc. (a)	7,216	650,378
Nektar Therapeutics (a)(b)	24,397	540,638
Ocular Therapeutix, Inc. (a)(b)	8,100	63,504
Odonate Therapeutics, Inc. (a)	1,521	55,319
Omeros Corp. (a)(b)	7,111	91,234
OptiNose, Inc. (a)(b)	3,239	16,503
Pacira Biosciences, Inc. (a)	5,985	314,871
Paratek Pharmaceuticals, Inc. (a)	5,431	23,733
Perrigo Co. PLC	18,792	996,352
Phibro Animal Health Corp. Class A	2,683	62,232
Prestige Brands Holdings, Inc. (a)	6,983	259,698
Reata Pharmaceuticals, Inc. (a)	3,627	535,708
Revance Therapeutics, Inc. (a)	6,668	156,565
Supernus Pharmaceuticals, Inc. (a)	7,146	159,106
TherapeuticsMD, Inc. (a)(b)	29,045	53,733
Theravance Biopharma, Inc. (a)	6,604	128,250
Tricida, Inc. (a)	3,562	47,660
WAVE Life Sciences (a)(b)	2,333	20,484
Xeris Pharmaceuticals, Inc. (a)(b)	4,746	13,574
Zogenix, Inc. (a)	7,054	167,815
Zynerba Pharmaceuticals, Inc. (a)(b)	2,810	10,538
		10,551,953

TOTAL HEALTH CARE		91,214,203

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.0%
AAR Corp.	4,402	75,802
Aerojet Rocketdyne Holdings, Inc. (a)	10,078	415,718
AeroVironment, Inc. (a)	2,965	226,971
Astronics Corp. (a)	3,229	28,092
Axon Enterprise, Inc. (a)	8,598	714,752
BWX Technologies, Inc.	13,159	717,429
Cubic Corp. (b)	4,242	178,164
Curtiss-Wright Corp.	5,715	509,321
Ducommun, Inc. (a)	1,431	51,444
Hexcel Corp.	11,513	429,435
Kaman Corp.	3,732	147,377
Kratos Defense & Security Solutions, Inc. (a)	14,350	258,444
Maxar Technologies, Inc.	8,399	149,418
Mercury Systems, Inc. (a)	7,608	589,087
Moog, Inc. Class A	4,069	218,587
National Presto Industries, Inc.	673	57,467
Park Aerospace Corp.	2,730	29,429
Parsons Corp. (a)	2,543	88,573
Spirit AeroSystems Holdings, Inc. Class A	14,626	286,231
Triumph Group, Inc.	7,275	49,325
Vectrus, Inc. (a)	1,547	68,053
		5,289,119
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	8,089	197,129
Atlas Air Worldwide Holdings, Inc. (a)	3,602	187,592
C.H. Robinson Worldwide, Inc.	18,463	1,730,352
Echo Global Logistics, Inc. (a)	3,612	90,535
Forward Air Corp.	3,795	197,302
Hub Group, Inc. Class A (a)	4,739	250,693
XPO Logistics, Inc. (a)	12,562	942,401
		3,596,004
Airlines - 0.3%
Alaska Air Group, Inc.	16,791	578,282
Allegiant Travel Co. (b)	1,782	199,637
Hawaiian Holdings, Inc.	6,262	74,455
JetBlue Airways Corp. (a)	36,914	381,691
Mesa Air Group, Inc. (a)	3,226	10,001
SkyWest, Inc.	6,844	180,066
Spirit Airlines, Inc. (a)(b)	12,248	193,641
		1,617,773
Building Products - 1.6%
A.O. Smith Corp.	18,527	891,890
AAON, Inc.	5,600	331,800
Advanced Drain Systems, Inc.	7,157	350,693
American Woodmark Corp. (a)	2,172	175,107
Apogee Enterprises, Inc.	3,703	79,948
Armstrong World Industries, Inc.	6,608	470,754
Builders FirstSource, Inc. (a)	16,180	383,304
CSW Industrials, Inc.	2,068	138,122
Gibraltar Industries, Inc. (a)	4,501	232,792
Griffon Corp.	6,114	139,827
Insteel Industries, Inc.	2,616	48,762
Jeld-Wen Holding, Inc. (a)	9,214	180,594
Lennox International, Inc.	4,782	1,282,245
Masonite International Corp. (a)	3,349	282,488
NCI Building Systems, Inc. (a)	5,895	33,425
Owens Corning	14,823	896,347
Patrick Industries, Inc.	2,994	191,466
PGT, Inc. (a)	8,507	145,214
Quanex Building Products Corp.	4,437	62,340
Resideo Technologies, Inc. (a)	16,812	223,263
Simpson Manufacturing Co. Ltd.	5,417	523,066
Trex Co., Inc. (a)	7,980	1,111,853
Ufp Industries, Inc.	8,482	493,822
		8,669,122
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	9,155	328,665
ACCO Brands Corp.	13,015	84,858
ADS Waste Holdings, Inc. (a)	9,931	299,519
Brady Corp. Class A	6,582	302,575
BrightView Holdings, Inc. (a)	4,282	51,898
Casella Waste Systems, Inc. Class A (a)(b)	6,133	339,830
Cimpress PLC (a)	3,335	333,500
Clean Harbors, Inc. (a)	7,018	418,273
Covanta Holding Corp.	16,337	160,756
Deluxe Corp.	5,667	159,979
Ennis, Inc.	3,520	60,896
Harsco Corp. (a)	10,731	171,267
Healthcare Services Group, Inc.	10,260	268,709
Herman Miller, Inc.	7,954	186,362
HNI Corp.	5,868	174,280
IAA Spinco, Inc. (a)	18,420	798,507
Interface, Inc.	7,664	61,159
KAR Auction Services, Inc.	17,856	270,161
Kimball International, Inc. Class B	5,148	56,319
Knoll, Inc.	6,778	79,370
Matthews International Corp. Class A	4,108	88,733
McGrath RentCorp.	3,347	194,193
MSA Safety, Inc.	4,896	580,323
Pitney Bowes, Inc.	25,157	84,024
Quad/Graphics, Inc.	4,212	13,099
R.R. Donnelley & Sons Co.	8,592	9,709
Rollins, Inc.	19,273	1,009,905
SP Plus Corp. (a)	3,072	48,814
Steelcase, Inc. Class A	11,898	127,666
Stericycle, Inc. (a)	12,588	760,756
Team, Inc. (a)	3,809	15,046
Tetra Tech, Inc.	7,431	658,758
The Brink's Co.	7,013	311,027
U.S. Ecology, Inc.	3,473	120,444
UniFirst Corp.	2,090	389,743
Viad Corp.	2,816	40,719
		9,059,842
Construction & Engineering - 0.9%
AECOM (a)	22,261	805,626
Aegion Corp. (a)	4,042	62,328
Ameresco, Inc. Class A (a)(b)	2,662	73,684
Arcosa, Inc.	6,685	282,241
Argan, Inc.	1,738	74,560
Comfort Systems U.S.A., Inc.	4,939	245,518
Construction Partners, Inc. Class A (a)	4,456	73,747
Dycom Industries, Inc. (a)	4,435	189,951
EMCOR Group, Inc.	7,543	516,696
Fluor Corp.	19,306	196,728
Granite Construction, Inc.	6,397	108,493
Great Lakes Dredge & Dock Corp. (a)	8,741	73,075
MasTec, Inc. (a)(b)	8,097	322,099
MYR Group, Inc. (a)	2,342	85,881
Northwest Pipe Co. (a)	1,286	31,957
NV5 Holdings, Inc. (a)(b)	1,550	87,947
Primoris Services Corp.	5,635	90,329
Quanta Services, Inc.	19,137	764,906
Sterling Construction Co., Inc. (a)	3,325	34,248
Tutor Perini Corp. (a)	5,355	63,028
Valmont Industries, Inc.	2,920	353,904
Willscot Mobile Mini Holdings (a)	22,672	341,440
		4,878,386
Electrical Equipment - 1.2%
Acuity Brands, Inc.	5,467	541,780
Allied Motion Technologies, Inc.	1,003	37,813
American Superconductor Corp. (a)	2,522	23,455
Atkore International Group, Inc. (a)	6,524	173,995
AZZ, Inc.	3,492	110,277
Bloom Energy Corp. Class A (a)	3,250	39,520
Encore Wire Corp.	2,841	142,590
EnerSys	5,820	391,453
Generac Holdings, Inc. (a)	8,605	1,355,976
GrafTech International Ltd.	7,882	47,844
Hubbell, Inc. Class B	7,422	1,001,747
nVent Electric PLC	21,502	390,476
Plug Power, Inc. (a)	40,910	315,416
Powell Industries, Inc.	1,152	30,586
Regal Beloit Corp.	5,534	508,962
Sensata Technologies, Inc. PLC (a)	21,796	827,812
Sunrun, Inc. (a)	10,934	401,168
Thermon Group Holdings, Inc. (a)	4,513	61,151
TPI Composites, Inc. (a)	4,330	110,761
Vicor Corp. (a)	2,549	207,667
Vivint Solar, Inc. (a)	6,218	126,474
		6,846,923
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	7,531	896,791
Raven Industries, Inc.	4,883	105,522
		1,002,313
Machinery - 4.2%
AGCO Corp.	8,510	558,511
Alamo Group, Inc.	1,326	136,724
Albany International Corp. Class A	4,215	202,657
Allison Transmission Holdings, Inc.	15,486	578,557
Altra Industrial Motion Corp.	8,867	303,517
Astec Industries, Inc.	3,071	136,629
Barnes Group, Inc.	6,440	237,443
Blue Bird Corp. (a)	2,148	26,914
Chart Industries, Inc. (a)	4,811	329,698
CIRCOR International, Inc. (a)	2,866	75,147
Colfax Corp. (a)(b)	11,582	336,805
Columbus McKinnon Corp. (NY Shares)	3,542	117,346
Commercial Vehicle Group, Inc. (a)	3,500	8,190
Crane Co.	7,244	409,793
Donaldson Co., Inc.	17,281	835,364
Douglas Dynamics, Inc.	3,079	108,843
Energy Recovery, Inc. (a)(b)	4,323	32,812
Enerpac Tool Group Corp. Class A	7,130	134,757
EnPro Industries, Inc.	2,844	135,744
ESCO Technologies, Inc.	3,597	309,126
Evoqua Water Technologies Corp. (a)	10,072	193,685
Federal Signal Corp.	8,193	253,246
Flowserve Corp.	17,886	498,483
Franklin Electric Co., Inc.	5,317	287,384
Gardner Denver Holdings, Inc. (a)	47,610	1,504,000
Gates Industrial Corp. PLC (a)	6,364	67,077
Gorman-Rupp Co.	2,282	69,053
Graco, Inc.	22,753	1,211,370
Greenbrier Companies, Inc.	4,678	120,365
Helios Technologies, Inc.	3,931	148,710
Hillenbrand, Inc.	10,563	308,756
Hyster-Yale Materials Handling Class A	1,289	48,093
ITT, Inc.	11,833	683,119
John Bean Technologies Corp.	4,377	410,388
Kadant, Inc.	1,601	173,725
Kennametal, Inc.	11,318	305,133
Lincoln Electric Holdings, Inc.	8,202	741,379
Lindsay Corp.	1,454	140,994
LiqTech International, Inc. (a)(b)	2,145	14,500
Lydall, Inc. (a)	2,473	40,063
Manitowoc Co., Inc. (a)	4,630	49,356
Meritor, Inc. (a)	10,108	229,957
Middleby Corp. (a)	7,622	633,083
Miller Industries, Inc.	1,497	42,440
Mueller Industries, Inc.	7,741	216,438
Mueller Water Products, Inc. Class A	22,064	223,288
Navistar International Corp. (a)	8,936	286,220
NN, Inc.	5,468	28,762
Nordson Corp.	7,052	1,365,479
Omega Flex, Inc.	381	46,387
Oshkosh Corp.	9,324	733,985
Pentair PLC	22,795	976,766
Proto Labs, Inc. (a)	3,649	438,318
RBC Bearings, Inc. (a)	3,425	419,289
REV Group, Inc.	3,717	24,161
Rexnord Corp.	16,366	474,123
Snap-On, Inc.	7,451	1,086,877
SPX Corp. (a)	6,097	256,074
SPX Flow, Inc. (a)	5,930	237,674
Standex International Corp.	1,653	88,518
Tennant Co.	2,634	175,477
Terex Corp.	8,746	164,862
The Shyft Group, Inc.	4,255	80,334
Timken Co.	9,321	425,597
Toro Co.	14,698	1,048,702
TriMas Corp. (a)	5,905	138,177
Trinity Industries, Inc.	12,803	250,043
Wabash National Corp.	7,161	81,564
Watts Water Technologies, Inc. Class A	3,761	315,510
Welbilt, Inc. (a)	17,884	108,735
Woodward, Inc.	7,780	583,033
		23,463,329
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	9,968	24,222
Genco Shipping & Trading Ltd.	1,824	12,385
Kirby Corp. (a)	8,242	381,110
Matson, Inc.	6,030	219,613
		637,330
Professional Services - 1.2%
ASGN, Inc. (a)	7,171	490,927
Barrett Business Services, Inc.	1,077	56,736
CBIZ, Inc. (a)	7,466	180,528
CoreLogic, Inc.	10,877	741,376
CRA International, Inc.	993	41,478
Exponent, Inc.	7,080	595,145
Forrester Research, Inc. (a)	1,396	49,014
Franklin Covey Co. (a)	1,293	23,390
FTI Consulting, Inc. (a)	5,084	607,233
Heidrick & Struggles International, Inc.	2,627	53,144
Huron Consulting Group, Inc. (a)	3,116	148,696
ICF International, Inc.	2,576	174,163
Insperity, Inc.	5,038	336,841
Kelly Services, Inc. Class A (non-vtg.)	4,684	69,370
Kforce, Inc.	2,630	75,849
Korn Ferry	7,462	209,682
Manpower, Inc.	7,955	547,224
MISTRAS Group, Inc. (a)	2,336	8,246
Nielsen Holdings PLC	48,788	704,011
Resources Connection, Inc.	4,257	48,104
Robert Half International, Inc.	15,711	799,219
TriNet Group, Inc. (a)	5,906	389,796
TrueBlue, Inc. (a)	4,952	76,409
Upwork, Inc. (a)	9,080	136,382
Willdan Group, Inc. (a)(b)	1,505	37,113
		6,600,076
Road & Rail - 0.9%
AMERCO	1,097	348,550
ArcBest Corp.	3,381	102,749
Avis Budget Group, Inc. (a)(b)	7,250	187,775
Covenant Transport Group, Inc. Class A (a)	1,732	29,184
Heartland Express, Inc.	6,413	130,088
J.B. Hunt Transport Services, Inc.	11,638	1,505,957
Knight-Swift Transportation Holdings, Inc. Class A	16,931	736,329
Landstar System, Inc.	5,303	645,799
Marten Transport Ltd.	5,282	140,607
Ryder System, Inc.	7,380	270,329
Saia, Inc. (a)	3,567	426,078
Schneider National, Inc. Class B	4,630	116,352
Universal Logistics Holdings, Inc.	1,024	18,811
Werner Enterprises, Inc.	7,870	346,162
YRC Worldwide, Inc. (a)(b)	4,303	11,704
		5,016,474
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	14,429	378,328
Applied Industrial Technologies, Inc.	5,297	334,347
Beacon Roofing Supply, Inc. (a)	9,483	295,490
BlueLinx Corp. (a)	1,201	16,466
BMC Stock Holdings, Inc. (a)	9,329	238,822
CAI International, Inc.	2,092	36,003
DXP Enterprises, Inc. (a)	2,111	35,634
Foundation Building Materials, Inc. (a)	2,299	31,565
GATX Corp. (b)	4,723	288,056
GMS, Inc. (a)	5,844	136,925
H&E Equipment Services, Inc.	4,395	77,308
HD Supply Holdings, Inc. (a)	22,133	776,868
Herc Holdings, Inc. (a)	3,505	117,558
MRC Global, Inc. (a)	11,940	71,043
MSC Industrial Direct Co., Inc. Class A	6,390	421,804
Now, Inc. (a)	14,740	116,151
Rush Enterprises, Inc. Class A	3,891	185,134
SiteOne Landscape Supply, Inc. (a)	5,770	738,733
Textainer Group Holdings Ltd. (a)	6,324	53,375
Titan Machinery, Inc. (a)	2,765	30,042
Triton International Ltd.	7,281	229,133
Univar, Inc. (a)	19,172	338,769
Veritiv Corp. (a)	1,826	27,956
Watsco, Inc.	4,487	1,059,246
WESCO International, Inc. (a)	6,934	269,525
		6,304,281
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	10,686	320,153

TOTAL INDUSTRIALS		83,301,125

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.4%
Acacia Communications, Inc. (a)	5,146	349,825
ADTRAN, Inc.	6,488	80,581
Applied Optoelectronics, Inc. (a)(b)	2,428	34,502
CalAmp Corp. (a)	4,575	36,051
Calix Networks, Inc. (a)	6,863	140,760
Casa Systems, Inc. (a)	3,890	21,823
Ciena Corp. (a)	21,191	1,261,076
CommScope Holding Co., Inc. (a)	27,018	250,727
Comtech Telecommunications Corp.	3,217	52,823
Digi International, Inc. (a)	4,280	51,874
EchoStar Holding Corp. Class A (a)	6,211	169,560
Extreme Networks, Inc. (a)	15,994	72,773
F5 Networks, Inc. (a)	8,442	1,147,268
Harmonic, Inc. (a)	13,105	73,126
Infinera Corp. (a)(b)	22,103	174,393
Inseego Corp. (a)(b)	9,384	126,496
InterDigital, Inc.	4,205	252,384
Juniper Networks, Inc.	45,628	1,158,039
Lumentum Holdings, Inc. (a)	10,355	961,255
NETGEAR, Inc. (a)	4,124	126,813
NetScout Systems, Inc. (a)	8,680	220,993
Plantronics, Inc. (b)	4,501	89,975
Sonus Networks, Inc. (a)	11,856	52,166
Ubiquiti, Inc.	1,659	307,413
ViaSat, Inc. (a)	8,039	305,160
Viavi Solutions, Inc. (a)	31,074	429,753
		7,947,609
Electronic Equipment & Components - 2.4%
Akoustis Technologies, Inc. (a)(b)	3,449	27,385
Arlo Technologies, Inc. (a)	11,850	50,007
Arrow Electronics, Inc. (a)	10,750	769,915
Avnet, Inc.	13,562	362,377
Badger Meter, Inc.	4,050	253,530
Belden, Inc.	5,177	163,593
Benchmark Electronics, Inc.	5,076	103,347
Cognex Corp.	23,603	1,578,333
Coherent, Inc. (a)	3,356	465,913
CTS Corp.	4,359	86,570
Dolby Laboratories, Inc. Class A	8,892	618,883
ePlus, Inc. (a)	1,856	138,346
Fabrinet (a)	5,091	369,759
FARO Technologies, Inc. (a)	2,498	149,455
Fitbit, Inc. (a)	31,458	205,735
FLIR Systems, Inc.	17,985	749,255
II-VI, Inc. (a)	13,247	671,888
Insight Enterprises, Inc. (a)	4,809	239,681
IPG Photonics Corp. (a)	4,871	871,958
Itron, Inc. (a)	4,920	342,235
Jabil, Inc.	18,824	656,205
Knowles Corp. (a)	12,001	183,135
Littelfuse, Inc.	3,351	595,305
Luna Innovations, Inc. (a)	2,957	16,766
Methode Electronics, Inc. Class A	4,980	140,436
MTS Systems Corp.	2,430	45,077
Napco Security Technolgies, Inc. (a)	1,486	39,201
National Instruments Corp.	16,115	572,083
nLIGHT, Inc. (a)	4,469	103,547
Novanta, Inc. (a)	4,802	497,871
OSI Systems, Inc. (a)	2,288	162,356
Par Technology Corp. (a)	1,676	51,554
PC Connection, Inc.	1,502	65,637
Plexus Corp. (a)	4,035	299,760
Rogers Corp. (a)	2,573	306,676
Sanmina Corp. (a)	9,452	280,535
ScanSource, Inc. (a)	3,348	76,837
SYNNEX Corp.	5,638	703,284
TTM Technologies, Inc. (a)	13,287	163,563
Vishay Intertechnology, Inc.	18,012	282,608
Vishay Precision Group, Inc. (a)	1,865	47,464
		13,508,065
IT Services - 2.1%
Alliance Data Systems Corp.	5,903	261,857
Brightcove, Inc. (a)	4,785	50,625
CACI International, Inc. Class A (a)	3,447	716,356
Cardtronics PLC (a)(b)	4,870	108,747
Cass Information Systems, Inc.	1,574	56,396
Conduent, Inc. (a)	21,498	41,061
CSG Systems International, Inc.	4,537	191,144
DXC Technology Co.	34,731	622,032
Endurance International Group Holdings, Inc. (a)	10,650	60,386
Euronet Worldwide, Inc. (a)	7,162	688,555
EVERTEC, Inc.	8,318	258,274
EVO Payments, Inc. Class A (a)	5,830	132,283
ExlService Holdings, Inc. (a)	4,725	302,684
Fastly, Inc. Class A (a)	2,583	249,234
Genpact Ltd.	21,159	842,551
GreenSky, Inc. Class A (a)	5,456	30,799
GTT Communications, Inc. (a)(b)	3,840	24,192
Hackett Group, Inc.	3,499	48,251
i3 Verticals, Inc. Class A (a)	2,057	49,738
International Money Express, Inc. (a)	3,337	44,983
KBR, Inc.	19,518	434,080
Limelight Networks, Inc. (a)	16,557	103,812
Liveramp Holdings, Inc. (a)	8,924	406,667
ManTech International Corp. Class A	3,715	258,490
Maximus, Inc.	8,487	629,820
MongoDB, Inc. Class A (a)(b)	5,009	1,147,462
NIC, Inc.	9,171	201,028
Paysign, Inc. (a)	4,172	38,966
Perficient, Inc. (a)	4,617	181,033
Perspecta, Inc.	18,647	399,046
Repay Holdings Corp. (a)	5,083	112,487
Sabre Corp.	37,718	285,148
Science Applications International Corp.	6,752	540,025
Switch, Inc. Class A	7,926	142,589
Sykes Enterprises, Inc. (a)	5,173	142,051
Ttec Holdings, Inc.	2,397	113,762
Unisys Corp. (a)	7,036	83,658
Verra Mobility Corp. (a)	18,057	184,723
Virtusa Corp. (a)	4,124	167,434
WEX, Inc. (a)	5,958	943,568
		11,295,997
Semiconductors & Semiconductor Equipment - 3.4%
ACM Research, Inc. (a)(b)	1,239	118,870
Advanced Energy Industries, Inc. (a)	5,284	388,744
Alpha & Omega Semiconductor Ltd. (a)	2,495	27,171
Ambarella, Inc. (a)	4,532	205,209
Amkor Technology, Inc. (a)	14,426	196,121
Axcelis Technologies, Inc. (a)	4,442	130,684
Brooks Automation, Inc.	10,166	553,539
Cabot Microelectronics Corp.	3,971	598,509
Ceva, Inc. (a)	3,113	125,143
Cirrus Logic, Inc. (a)	8,140	557,834
Cohu, Inc.	5,603	105,504
Cree, Inc. (a)	14,881	1,025,599
Diodes, Inc. (a)	5,723	294,448
DSP Group, Inc. (a)	3,070	45,590
Enphase Energy, Inc. (a)	11,137	672,229
Entegris, Inc.	18,454	1,327,027
First Solar, Inc. (a)(b)	10,420	620,511
FormFactor, Inc. (a)	10,417	300,426
Ichor Holdings Ltd. (a)	3,325	109,127
Impinj, Inc. (a)	2,072	48,899
Inphi Corp. (a)	6,611	863,793
Kulicke & Soffa Industries, Inc.	8,546	202,540
Lattice Semiconductor Corp. (a)	18,581	577,683
MACOM Technology Solutions Holdings, Inc. (a)	6,251	264,167
MaxLinear, Inc. Class A (a)	9,126	231,344
MKS Instruments, Inc.	7,568	964,466
Monolithic Power Systems, Inc.	5,720	1,515,857
NeoPhotonics Corp. (a)	6,043	55,052
NVE Corp.	673	36,504
ON Semiconductor Corp. (a)	56,301	1,159,801
Onto Innovation, Inc. (a)	6,503	245,943
PDF Solutions, Inc. (a)	3,849	94,608
Photronics, Inc. (a)	8,949	106,314
Power Integrations, Inc.	4,115	502,153
Rambus, Inc. (a)	15,495	228,706
Semtech Corp. (a)	8,900	495,997
Silicon Laboratories, Inc. (a)	5,978	600,849
SMART Global Holdings, Inc. (a)	1,974	55,055
SolarEdge Technologies, Inc. (a)	6,834	1,196,633
SunPower Corp. (a)(b)	12,027	112,212
Synaptics, Inc. (a)	4,679	374,414
Ultra Clean Holdings, Inc. (a)	5,656	170,189
Universal Display Corp.	5,817	1,014,776
Veeco Instruments, Inc. (a)	6,680	90,314
		18,610,554
Software - 6.7%
2U, Inc. (a)	8,720	410,668
8x8, Inc. (a)	14,116	224,444
A10 Networks, Inc. (a)	8,389	67,783
ACI Worldwide, Inc. (a)	15,949	427,274
Agilysys, Inc. (a)	2,667	55,900
Alarm.com Holdings, Inc. (a)	5,856	410,154
Altair Engineering, Inc. Class A (a)(b)	5,371	216,451
Alteryx, Inc. Class A (a)	6,878	1,207,020
Anaplan, Inc. (a)	12,177	552,958
AppFolio, Inc. (a)	2,016	280,668
Appian Corp. Class A (a)(b)	4,758	242,039
Aspen Technology, Inc. (a)	9,281	902,670
Asure Software, Inc. (a)	1,436	9,262
Avalara, Inc. (a)	9,426	1,267,326
Avaya Holdings Corp. (a)	11,173	141,450
Benefitfocus, Inc. (a)	3,880	45,435
Blackbaud, Inc.	6,801	425,335
BlackLine, Inc. (a)	5,963	530,170
Bottomline Technologies, Inc. (a)	5,187	250,325
Box, Inc. Class A (a)	20,811	373,557
CDK Global, Inc.	16,741	761,046
Cerence, Inc. (a)(b)	5,079	201,433
Ceridian HCM Holding, Inc. (a)	14,001	1,096,138
Cloudera, Inc. (a)	35,701	402,350
CommVault Systems, Inc. (a)	5,809	256,061
Cornerstone OnDemand, Inc. (a)	7,635	271,119
Crowdstrike Holdings, Inc. (a)	2,822	319,450
Digimarc Corp. (a)(b)	1,564	21,990
Digital Turbine, Inc. (a)	8,754	121,506
Domo, Inc. Class B (a)	3,002	96,604
Dropbox, Inc. Class A (a)	30,578	695,650
Dynatrace, Inc.	21,554	901,604
Ebix, Inc.	2,930	64,621
Elastic NV (a)	4,576	440,165
Envestnet, Inc. (a)	7,318	594,222
Everbridge, Inc. (a)	4,705	671,874
FireEye, Inc. (a)	30,585	461,834
Five9, Inc. (a)	8,506	1,027,695
Forescout Technologies, Inc. (a)	5,260	152,487
Globalscape, Inc.	1,349	12,856
HubSpot, Inc. (a)	5,624	1,319,447
Intelligent Systems Corp. (a)(b)	722	21,891
j2 Global, Inc. (a)	6,215	352,515
LivePerson, Inc. (a)	8,426	362,149
LogMeIn, Inc.	6,558	562,742
Manhattan Associates, Inc. (a)	8,772	840,270
MicroStrategy, Inc. Class A (a)	1,053	130,488
Mitek Systems, Inc. (a)	6,160	63,202
MobileIron, Inc. (a)	13,458	83,843
Model N, Inc. (a)	3,815	146,725
New Relic, Inc. (a)	6,967	494,030
Nuance Communications, Inc. (a)	38,596	1,055,601
Nutanix, Inc. Class A (a)	20,647	458,157
Onespan, Inc. (a)	4,420	137,639
Parametric Technology Corp. (a)	14,266	1,220,599
Pareteum Corp. (a)(b)	17,343	12,088
Paylocity Holding Corp. (a)	4,921	655,477
Pegasystems, Inc.	5,256	614,374
Pluralsight, Inc. (a)	13,317	281,921
Progress Software Corp.	6,537	227,880
Proofpoint, Inc. (a)	7,904	914,256
PROS Holdings, Inc. (a)	5,439	177,475
Q2 Holdings, Inc. (a)	6,690	629,195
QAD, Inc. Class A	1,580	62,426
Qualys, Inc. (a)	4,628	571,465
Rapid7, Inc. (a)	6,170	367,547
RealPage, Inc. (a)	11,917	750,890
SailPoint Technologies Holding, Inc. (a)	11,870	373,905
SecureWorks Corp. (a)	1,158	13,850
ShotSpotter, Inc. (a)(b)	1,028	23,685
Smartsheet, Inc. (a)	12,586	600,856
Smith Micro Software, Inc. (a)(b)	3,137	12,956
SolarWinds, Inc. (a)(b)	9,042	166,011
SPS Commerce, Inc. (a)	4,777	359,087
SurveyMonkey (a)	12,706	304,690
Synchronoss Technologies, Inc. (a)	4,588	15,140
TeleNav, Inc. (a)	4,953	25,681
Tenable Holdings, Inc. (a)	5,999	203,546
Teradata Corp. (a)	14,918	313,278
Upland Software, Inc. (a)	2,923	100,610
Varonis Systems, Inc. (a)	4,354	471,756
Verint Systems, Inc. (a)	9,067	407,018
VirnetX Holding Corp. (b)	8,470	43,790
Workiva, Inc. (a)	5,345	298,786
Xperi Holding Corp.	15,741	290,264
Yext, Inc. (a)	13,279	223,353
Zendesk, Inc. (a)	15,768	1,437,253
Zix Corp. (a)	8,668	61,673
Zoom Video Communications, Inc. Class A (a)	3,922	995,835
Zscaler, Inc. (a)(b)	9,078	1,178,778
Zuora, Inc. (a)	10,067	117,180
		37,164,867
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	16,116	106,204
Avid Technology, Inc. (a)	4,372	35,982
Dell Technologies, Inc. (a)	21,305	1,274,678
Diebold Nixdorf, Inc. (a)(b)	10,545	73,499
Immersion Corp. (a)	4,184	28,242
NCR Corp. (a)	17,642	325,142
Pure Storage, Inc. Class A (a)	31,766	567,341
Xerox Holdings Corp.	25,001	416,267
		2,827,355

TOTAL INFORMATION TECHNOLOGY		91,354,447

MATERIALS - 5.1%
Chemicals - 2.5%
Advanced Emissions Solutions, Inc.	2,220	9,235
AdvanSix, Inc. (a)	3,857	48,020
Albemarle Corp. U.S.	14,659	1,208,781
American Vanguard Corp.	3,647	49,089
Amyris, Inc. (a)(b)	9,365	40,082
Ashland Global Holdings, Inc.	8,331	628,824
Axalta Coating Systems Ltd. (a)	28,659	636,230
Balchem Corp.	4,424	443,550
Cabot Corp.	7,658	279,364
CF Industries Holdings, Inc.	29,267	916,935
Chase Corp.	994	99,957
Element Solutions, Inc. (a)	29,723	322,792
Ferro Corp. (a)	11,460	133,967
GCP Applied Technologies, Inc. (a)	7,390	168,640
H.B. Fuller Co.	6,990	316,927
Huntsman Corp.	26,892	497,502
Ingevity Corp. (a)	5,789	338,541
Innospec, Inc.	3,441	258,660
Intrepid Potash, Inc. (a)	11,348	10,282
Koppers Holdings, Inc. (a)	2,998	75,460
Kraton Performance Polymers, Inc. (a)	4,545	59,767
Kronos Worldwide, Inc.	3,212	36,103
Livent Corp. (a)(b)	19,681	123,400
Minerals Technologies, Inc.	4,632	217,148
NewMarket Corp.	992	371,812
Olin Corp.	21,505	241,716
PolyOne Corp.	12,566	300,327
PQ Group Holdings, Inc. (a)	5,139	63,056
Quaker Chemical Corp. (b)	1,785	346,290
Rayonier Advanced Materials, Inc. (a)	5,980	17,402
RPM International, Inc.	17,785	1,451,078
Sensient Technologies Corp.	5,927	309,449
Stepan Co.	2,727	297,788
The Chemours Co. LLC	22,575	418,315
The Mosaic Co.	47,665	642,048
The Scotts Miracle-Gro Co. Class A	5,406	857,229
Tredegar Corp.	3,234	51,356
Trinseo SA	5,325	115,553
Tronox Holdings PLC	12,867	98,047
Valvoline, Inc.	25,286	518,869
Venator Materials PLC (a)	6,315	10,925
W.R. Grace & Co.	7,624	351,695
Westlake Chemical Corp.	4,693	255,769
		13,637,980
Construction Materials - 0.1%
Eagle Materials, Inc.	5,712	458,274
Forterra, Inc. (a)	2,622	34,060
Summit Materials, Inc. (a)	15,664	230,574
U.S. Concrete, Inc. (a)	2,075	51,502
		774,410
Containers & Packaging - 1.1%
Aptargroup, Inc.	8,742	1,007,078
Berry Global Group, Inc. (a)	18,110	905,319
Graphic Packaging Holding Co.	38,144	531,727
Greif, Inc. Class A	3,555	123,678
Myers Industries, Inc.	4,819	72,574
O-I Glass, Inc.	21,780	227,383
Packaging Corp. of America	13,082	1,257,442
Sealed Air Corp.	21,301	760,020
Silgan Holdings, Inc.	10,353	396,002
Sonoco Products Co.	13,939	721,204
UFP Technologies, Inc. (a)	899	38,783
		6,041,210
Metals & Mining - 1.1%
Alcoa Corp. (a)	25,608	332,904
Allegheny Technologies, Inc. (a)	17,491	151,997
Carpenter Technology Corp.	6,489	145,094
Century Aluminum Co. (a)	6,991	60,892
Cleveland-Cliffs, Inc. (b)	54,539	282,512
Coeur d'Alene Mines Corp. (a)	33,455	265,298
Commercial Metals Co.	16,419	339,545
Compass Minerals International, Inc.	4,586	233,611
Contura Energy, Inc. (a)	2,398	9,520
Gold Resource Corp.	10,351	45,441
Haynes International, Inc.	1,678	30,808
Hecla Mining Co.	72,059	397,766
Kaiser Aluminum Corp.	2,122	131,458
Materion Corp.	2,776	159,398
McEwen Mining, Inc. (a)(b)	43,858	60,524
Reliance Steel & Aluminum Co.	8,805	865,179
Royal Gold, Inc.	9,010	1,260,769
Ryerson Holding Corp. (a)	1,835	10,331
Schnitzer Steel Industries, Inc. Class A	4,083	75,127
Steel Dynamics, Inc.	29,050	796,261
SunCoke Energy, Inc.	11,335	36,159
TimkenSteel Corp. (a)(b)	5,123	18,801
United States Steel Corp. (b)	30,154	200,826
Warrior Metropolitan Coal, Inc.	6,926	110,262
Worthington Industries, Inc.	4,980	186,352
		6,206,835
Paper & Forest Products - 0.3%
Boise Cascade Co.	5,432	253,077
Clearwater Paper Corp. (a)	2,242	82,775
Domtar Corp.	7,518	157,803
Louisiana-Pacific Corp.	15,412	488,098
Mercer International, Inc. (SBI)	5,445	40,565
Neenah, Inc.	2,246	100,194
P.H. Glatfelter Co.	6,086	96,950
Resolute Forest Products (a)	11,243	34,066
Schweitzer-Mauduit International, Inc.	4,431	144,140
Verso Corp.	5,270	64,347
		1,462,015

TOTAL MATERIALS		28,122,450

REAL ESTATE - 7.8%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	11,775	141,771
Agree Realty Corp.	7,451	498,993
Alexander & Baldwin, Inc.	9,221	108,992
Alexanders, Inc.	288	72,516
American Assets Trust, Inc.	6,698	180,846
American Campus Communities, Inc.	18,904	673,739
American Finance Trust, Inc.	15,362	112,219
American Homes 4 Rent Class A	35,327	1,024,483
Americold Realty Trust	27,561	1,112,086
Apartment Investment & Management Co. Class A	20,771	806,330
Apple Hospitality (REIT), Inc.	29,293	258,364
Armada Hoffler Properties, Inc.	7,567	72,946
Ashford Hospitality Trust, Inc.	1,028	4,030
Bluerock Residential Growth (REIT), Inc.	2,918	21,126
Braemar Hotels & Resorts, Inc.	3,682	8,984
Brandywine Realty Trust (SBI)	23,631	255,924
Brixmor Property Group, Inc.	40,829	469,942
CareTrust (REIT), Inc.	13,122	236,458
CatchMark Timber Trust, Inc.	6,662	65,021
CBL & Associates Properties, Inc. (a)(b)	21,804	3,986
Chatham Lodging Trust	6,207	32,338
City Office REIT, Inc.	6,726	58,180
Colony Capital, Inc.	65,585	125,923
Columbia Property Trust, Inc.	15,754	188,418
Community Healthcare Trust, Inc.	2,855	130,559
CoreCivic, Inc.	16,302	145,251
CorEnergy Infrastructure Trust, Inc.	1,675	14,673
CorePoint Lodging, Inc.	5,238	29,280
CoreSite Realty Corp.	5,571	718,938
Corporate Office Properties Trust (SBI)	15,472	409,699
Cousins Properties, Inc.	20,459	628,500
CubeSmart	26,998	801,031
CyrusOne, Inc.	15,861	1,323,125
DiamondRock Hospitality Co.	26,868	124,130
Douglas Emmett, Inc.	22,866	666,315
Easterly Government Properties, Inc.	10,330	252,569
EastGroup Properties, Inc.	5,361	711,190
Empire State Realty Trust, Inc.	20,279	133,841
EPR Properties	10,659	305,167
Equity Commonwealth	16,723	527,945
Essential Properties Realty Trust, Inc.	12,838	206,692
Federal Realty Investment Trust (SBI)	9,678	738,431
First Industrial Realty Trust, Inc.	17,492	768,249
Four Corners Property Trust, Inc.	9,718	244,894
Franklin Street Properties Corp.	14,714	77,249
Front Yard Residential Corp. Class B	6,718	58,245
Gaming & Leisure Properties	28,415	1,028,907
Getty Realty Corp.	4,738	140,387
Gladstone Commercial Corp.	4,595	83,629
Gladstone Land Corp.	2,580	41,486
Global Medical REIT, Inc.	5,469	65,026
Global Net Lease, Inc.	12,487	207,909
Government Properties Income Trust	6,691	168,279
Healthcare Realty Trust, Inc.	19,141	560,831
Healthcare Trust of America, Inc.	30,464	841,111
Hersha Hospitality Trust	5,108	24,314
Highwoods Properties, Inc. (SBI)	14,420	552,863
Hospitality Properties Trust (SBI)	22,466	150,522
Hudson Pacific Properties, Inc.	21,203	499,755
Independence Realty Trust, Inc.	13,070	150,305
Industrial Logistics Properties Trust	9,538	201,347
Investors Real Estate Trust	1,715	123,995
Iron Mountain, Inc.	39,842	1,123,146
iStar Financial, Inc.	9,913	115,090
JBG SMITH Properties	16,198	469,904
Jernigan Capital, Inc.	3,389	47,480
Kilroy Realty Corp.	14,905	868,514
Kimco Realty Corp.	59,324	661,463
Kite Realty Group Trust	11,505	113,554
Lamar Advertising Co. Class A	11,844	778,506
Lexington Corporate Properties Trust	38,531	446,960
Life Storage, Inc.	6,488	636,667
LTC Properties, Inc.	5,745	213,427
Mack-Cali Realty Corp.	12,762	184,028
Monmouth Real Estate Investment Corp. Class A	13,523	195,137
National Health Investors, Inc.	6,144	380,928
National Retail Properties, Inc.	23,598	836,549
National Storage Affiliates Trust	8,547	263,419
New Senior Investment Group, Inc.	11,323	38,498
NexPoint Residential Trust, Inc.	2,987	114,193
Omega Healthcare Investors, Inc.	31,156	1,008,831
Outfront Media, Inc.	19,855	286,111
Paramount Group, Inc.	26,194	186,763
Park Hotels & Resorts, Inc.	32,274	266,906
Pebblebrook Hotel Trust	18,206	192,984
Pennsylvania Real Estate Investment Trust (SBI) (b)	8,201	9,677
Physicians Realty Trust	28,692	517,604
Piedmont Office Realty Trust, Inc. Class A	17,794	288,441
Plymouth Industrial REIT, Inc.	2,119	28,119
Potlatch Corp.	9,221	394,751
Preferred Apartment Communities, Inc. Class A	6,612	47,805
PS Business Parks, Inc.	2,840	391,778
QTS Realty Trust, Inc. Class A	8,344	600,351
Ramco-Gershenson Properties Trust (SBI)	11,153	69,372
Rayonier, Inc.	19,000	527,820
Retail Opportunity Investments Corp.	15,968	173,572
Retail Properties America, Inc.	29,986	190,711
Retail Value, Inc.	2,044	25,877
Rexford Industrial Realty, Inc.	17,097	802,362
RLJ Lodging Trust	23,921	191,607
Ryman Hospitality Properties, Inc.	7,543	241,527
Sabra Health Care REIT, Inc.	28,148	414,902
Safety Income and Growth, Inc.	1,797	90,623
Saul Centers, Inc.	1,661	51,009
Senior Housing Properties Trust (SBI)	32,395	126,179
Seritage Growth Properties (a)(b)	4,805	44,735
SITE Centers Corp.	21,970	161,040
SL Green Realty Corp.	10,548	490,482
Spirit Realty Capital, Inc.	14,097	485,783
Stag Industrial, Inc.	20,443	666,442
Store Capital Corp.	30,515	722,900
Summit Hotel Properties, Inc.	14,124	73,162
Sunstone Hotel Investors, Inc.	32,252	241,245
Tanger Factory Outlet Centers, Inc. (b)	12,662	81,417
Taubman Centers, Inc.	8,454	327,339
Terreno Realty Corp.	9,363	568,896
The GEO Group, Inc.	16,526	175,671
The Macerich Co. (b)	16,727	127,627
UMH Properties, Inc.	4,947	60,848
Uniti Group, Inc.	26,796	265,280
Universal Health Realty Income Trust (SBI)	1,716	119,399
Urban Edge Properties	15,182	159,107
Urstadt Biddle Properties, Inc. Class A	4,072	39,946
Washington Prime Group, Inc. (b)	25,491	18,708
Washington REIT (SBI)	11,663	260,785
Weingarten Realty Investors (SBI)	16,709	285,056
Whitestone REIT Class B	7,371	48,649
Xenia Hotels & Resorts, Inc.	15,415	122,703
		40,550,619
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)(b)	1,305	17,526
Cto Realty Growth, Inc.	630	24,973
eXp World Holdings, Inc. (a)(b)	3,257	64,717
Forestar Group, Inc. (a)	2,049	35,468
Howard Hughes Corp. (a)	6,149	327,065
Jones Lang LaSalle, Inc.	7,099	702,162
Kennedy-Wilson Holdings, Inc.	17,258	256,109
Marcus & Millichap, Inc. (a)	3,185	86,759
Newmark Group, Inc.	21,478	87,415
RE/MAX Holdings, Inc.	2,587	83,741
Realogy Holdings Corp.	16,053	145,440
Redfin Corp. (a)	12,119	503,908
The RMR Group, Inc.	2,183	62,783
The St. Joe Co. (a)(b)	4,144	85,408
		2,483,474

TOTAL REAL ESTATE		43,034,093

UTILITIES - 2.4%
Electric Utilities - 1.0%
Allete, Inc.	7,156	424,351
Avangrid, Inc.	7,623	379,549
Hawaiian Electric Industries, Inc.	15,012	544,335
IDACORP, Inc.	6,940	647,155
MGE Energy, Inc.	4,981	330,390
NRG Energy, Inc.	33,611	1,136,388
OGE Energy Corp.	27,610	908,369
Otter Tail Corp.	5,609	214,544
PNM Resources, Inc.	10,939	461,954
Portland General Electric Co.	12,342	544,652
		5,591,687
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	2,244	189,596
National Fuel Gas Co.	12,359	501,405
New Jersey Resources Corp.	13,179	409,340
Northwest Natural Holding Co.	4,202	224,765
ONE Gas, Inc.	7,242	548,219
South Jersey Industries, Inc.	12,734	297,084
Southwest Gas Holdings, Inc.	7,545	525,434
Spire, Inc.	7,010	432,237
UGI Corp.	28,518	950,790
		4,078,870
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc.:
Class A	3,441	78,833
Class C	11,823	290,136
Ormat Technologies, Inc.	7,036	418,642
Sunnova Energy International, Inc.	1,786	44,668
		832,279
Multi-Utilities - 0.3%
Avista Corp.	9,173	340,593
Black Hills Corp.	8,591	497,075
MDU Resources Group, Inc.	27,789	583,013
NorthWestern Energy Corp.	6,929	389,826
Unitil Corp.	1,997	86,171
		1,896,678
Water Utilities - 0.2%
American States Water Co.	5,057	388,782
Cadiz, Inc. (a)(b)	4,267	45,316
California Water Service Group	6,660	312,154
Middlesex Water Co.	2,354	150,797
SJW Corp.	3,536	220,859
York Water Co.	1,768	81,876
		1,199,784

TOTAL UTILITIES		13,599,298

TOTAL COMMON STOCKS
(Cost $583,477,164)		551,488,657

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.14% (e)	1,078,015	1,078,338
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	30,119,701	30,122,713
TOTAL MONEY MARKET FUNDS
(Cost $31,200,944)		31,201,051
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $614,678,108)		582,689,708
NET OTHER ASSETS (LIABILITIES) - (5.3)%(g)		(29,120,972)
NET ASSETS - 100%		$553,568,736

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	Sept. 2020	$1,108,350	$4,650	$4,650
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Sept. 2020	1,488,400	16,504	16,504
TOTAL FUTURES CONTRACTS					$21,154

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,907 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $97,201 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,224
Fidelity Securities Lending Cash Central Fund	301,707
Total	$317,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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